As filed with the Securities and Exchange Commission on December 27, 2019

File Nos.
333-______
811-23504

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	___

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No.	_____

AIM ETF PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (763) 765-7453

Erik T. Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297
(Name and Address of Agent for Service of Process)

With Copy to: J. Stephen Feinour, Jr., Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering:	As soon as practicable following the effective date of this registration statement.
The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

Subject to Completion – Preliminary Prospectus

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus

AllianzIM U.S. Large Cap Buffer10 Apr ETF
(NYSE Arca—[ticker])
[__], 2020

AllianzIM U.S. Large Cap Buffer10 Apr ETF (the “Fund”)
is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

• The Fund’s investment objective intends to provide return attribute characteristics that are distinct from traditional strategies. It is important that an investor understand these characteristics before making an investment in the Fund.
• The Fund intends to invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) on the [TBD LARGE CAP] Price Return Index (“[TBD LARGE CAP] Price Index”). FLEX Options are customizable exchange-traded options contracts guaranteed for settlement by the Options Clearing Corporation.  The Fund uses FLEX Options to pursue a defined outcome strategy that seeks to achieve investment outcomes based upon the performance of an underlying security or index at the end of the Outcome Period. The outcomes sought by the Fund, which include the buffer and cap discussed below (“Buffer and Cap”), are based upon the performance of the [TBD LARGE CAP] Price Index over the period of April 1, 2020 through March 31, 2021.  This period is referred to as the “Outcome Period.”  Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund will not terminate after the conclusion of the Outcome Period.  After the conclusion of the Outcome Period, another will begin.  There is no guarantee that the outcomes sought for an Outcome Period will be realized.
• The Fund’s strategy has been specifically designed to seek to achieve the outcomes based upon the [TBD LARGE CAP] Price Index’s returns over the duration of the Outcome Period.  The outcomes may only be realized if you are holding shares at the beginning of the Outcome Period and continue to hold them on the last day of the Outcome Period. If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Please note, if the Outcome Period has begun and the Fund has increased in value to a level near to the cap (as defined below), an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks.  There is no guarantee that the Fund will successfully achieve its investment objective.
• Fund shareholders are subject to an upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the [TBD LARGE CAP] Price Index, if the [TBD LARGE CAP] Price Index experiences returns for the Outcome Period in excess of the cap, you will not experience those excess gains. The cap is set at the beginning of the Outcome Period and is [___]% prior to taking into account any fees or expenses charged to shareholders.  When the Fund’s annual management fee of [___]% of the Fund’s average daily net assets is taken into account, the cap is reduced to [___]%.  An investor’s return will be further reduced by any shareholder transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  It is expected that the cap will rise or fall from one Outcome Period to the next.  There is no guarantee that the cap will remain the same upon the conclusion of the Outcome Period.
(continued on next page)

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• The Fund only seeks to provide shareholders that hold shares for the entire Outcome Period with a buffer against the first 10% of [TBD LARGE CAP] Price Index losses (based upon the value of the [TBD LARGE CAP] Price Index at the time the Fund entered into the FLEX Options at or near the beginning of the Outcome Period) during the Outcome Period.  You will bear all [TBD LARGE CAP] Price Index losses exceeding 10% on an expected one-to-one basis. The buffer is provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund. A shareholder that purchases shares at the beginning of the Outcome Period may lose their entire investment.  While the Fund seeks to limit losses to 90% for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so.
Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the 10% buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those risks.
• The outcomes are based on the Fund’s net asset value, the per share value of the Fund’s assets (“NAV”), at the beginning of the Outcome Period. The Fund’s assets are expected to be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the [TBD LARGE CAP] Price Index. However, because the value of the underlying FLEX Options is affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD LARGE CAP] Price Index.  While the Fund’s investment adviser, Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”), generally anticipates that the Fund’s NAV will move in a similar direction as the [TBD LARGE CAP] Price Index (meaning that the Fund’s NAV generally will increase if the [TBD LARGE CAP] Price Index experiences gains and that the Fund’s NAV generally will decrease if the [TBD LARGE CAP] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions.  During the Outcome Period, the movement of the Fund’s NAV is not anticipated to match that of the [TBD LARGE CAP] Price Index.  The Fund’s strategy is designed to seek to achieve the outcomes upon the expiration of the FLEX Options at or near the end of the Outcome Period. It should not be expected that the outcomes will be provided at any point prior to that time and there is no guarantee that the outcomes will be achieved on the last day of the Outcome Period.
• The Fund’s website, [___], provides important Fund information (including Outcome Period start and end dates and the cap and buffer), as well as information relating to the potential outcomes of an investment in the Fund on a daily basis.  If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website to fully understand potential investment outcomes.
• As stated above and explained in greater detail within the prospectus, if the Fund has experienced certain levels of either gains or losses since the beginning of the Outcome Period, there may be little to no ability to achieve gains or benefit from the buffer for the remainder of the Outcome Period. The website contains important information that will assist you in determining whether to buy shares.
• Although the Fund’s shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and certain fees and expenses incurred by the Fund.  The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.  The table on the following page provides considerations for determining whether an investment in the Fund is appropriate for you.

Investor Suitability Considerations

You should only consider this investment if:

• You fully understand the risks inherent in an investment in the Fund;
• You desire to invest in a product with a return that depends upon the performance of the [TBD LARGE CAP] Price Index over the Outcome Period;
• You are willing to hold shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are willing to forgo any gains in excess of the cap;
• You understand that the Fund’s investments do not provide for dividends to the Fund;
• You fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are willing to accept the risk of losing your entire investment;
• You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase; and
• You understand the cap is expected to rise or fall from one Outcome Period to the next.

You should not consider this investment if:
• You do not fully understand the risks inherent in an investment in the Fund;
• You do not desire to invest in a product with a return that depends upon the performance of the [TBD LARGE CAP] Price Index over the Outcome Period;
• You are unwilling to accept the risks of holding shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You do not fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are unwilling to forgo any gains in excess of the cap;
• You do not fully understand that the Fund’s investments do not provide for dividends to the Fund;
• You do not fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are unwilling to accept the risk of losing your entire investment;
• You have not visited the Fund’s website and do not understand the  investment  outcomes available to you based upon the timing of your purchase; or
• You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Summary Information	[__]

Additional Information About the Fund’s Principal Investment Strategies	[__]

Fund Investments	[__]

Additional Risks of Investing in the Fund	[__]

Investor Suitability	[__]

Management of the Fund	[__]

How to Buy and Sell Shares	[__]

Dividends, Distributions and Taxes	[__]

Distribution	[__]

Net Asset Value	[__]

Fund Service Providers	[__]

Premium/Discount Information	[__]

Investments by Other Investment Companies	[__]

Financial Highlights	[__]

INVESTMENT OBJECTIVE

The Fund seeks to match the returns of the [TBD LARGE CAP] Price Index, up to a specified upside cap (prior to taking into account management fees and other fees and expenses) while providing a buffer against the first 10% of [TBD LARGE CAP] Price Index losses, for the currently effective Outcome Period from April 1 to March 31.  The cap and buffer will be reduced after taking into account management fees and other fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	[___]%
Total Annual Fund Operating Expenses	[___]%

1 Other expenses are estimated for the current fiscal year.
EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

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PRINCIPAL INVESTMENT STRATEGIES

General Strategy Description.  Under normal market conditions, the Fund invests at least 80% of its net assets in instruments that create exposure to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the [TBD LARGE CAP] Price Return Index (“[TBD LARGE CAP] Price Index”).  FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The reference index for the Fund’s FLEX Options is the [TBD LARGE CAP] Price Index, a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

The Fund uses FLEX Options to employ an outcome-based strategy which seeks to match the performance of the [TBD LARGE CAP] Price Index, subject to a buffer and cap. The Fund seeks to buffer against the first 10% of losses, and is subject to a cap of [  ]% (before fees and expenses). The cap would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, based on the performance of the [TBD LARGE CAP] Price Index over a one-year period (the “Outcome Period”).  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  In general, the target outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

• If the [TBD LARGE CAP] Price Index appreciates over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide upside participation that is intended to match that of the [TBD LARGE CAP] Price Index, up to a cap that is determined at the start of the Outcome Period. The cap for the initial Outcome Period is [  ]% before fees and expenses. The cap is reduced to [  ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.
• If the [TBD LARGE CAP] Price Index decreases over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide a payoff at expiration that is intended to compensate for losses experienced by the [TBD LARGE CAP] Price Index (if any), in an amount not expected to exceed 10% before fees and expenses.
• If the [TBD LARGE CAP] Price Index has decreased in value by more than 10% over the Outcome Period, the Fund is expected to experience all subsequent losses on a one-to-one basis.
• An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

Outcome Period
The investment objective of the Fund, which includes a buffer and cap as discussed below, is based upon the performance of the [TBD LARGE CAP] Price Index over the period of April 1 through March 31. This period is referred to as the “Outcome Period.” Following the initial Outcome Period of April 1, 2020 through March 31, 2021, each subsequent Outcome Period will be a one-year period from April 1
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to March 31.  The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap is expected to change for each Outcome Period and is based upon prevailing market conditions at the beginning of each Outcome Period. The cap and buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning following the conclusion of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the cap and buffer are fixed levels that are calculated in relation to the [TBD LARGE CAP] Price Index price and the Fund’s net asset value (“NAV”) at the beginning of an Outcome Period. While the cap and buffer reference the performance of the [TBD LARGE CAP] Price Index over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the [TBD LARGE CAP] Price Index, but not always. Because the [TBD LARGE CAP] Price Index price and the Fund’s NAV will change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because the cap and buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund’s NAV at the start of the Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Fund’s value. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.  To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Fund Shares for that entire Outcome Period.

Buffer and Cap
The outcomes sought by the Fund’s buffer and cap are based upon the Fund’s NAV at the beginning of the Outcome Period.  FLEX Options are entered into at or near the beginning of the Outcome Period and expire at or near the end of the Outcome Period.  Each FLEX Option’s value is ultimately derived from the performance of the [TBD LARGE CAP] Price Index during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the cap and buffer both relate to the Fund’s NAV at the beginning of the Outcome Period.

The Fund seeks to provide a buffer on the first 10% loss of the [TBD LARGE CAP] Price Index over each Outcome Period. After the [TBD LARGE CAP] Price Index has decreased in value by more than 10%, the Fund is expected to experience subsequent losses on a one-to-one basis (i.e., if the [TBD LARGE CAP] Price Index loses 20%, the Fund loses approximately 10%). The buffer is calculated before taking into account the fees and expenses charged to shareholders.

If an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value by 10% or more from the value of the Fund’s NAV at the beginning of the Outcome Period (the “Outcome NAV”), that investor’s buffer will essentially be zero (meaning
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the investor can lose its entire investment). However, that investor’s potential gain will be larger than the Fund’s cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Fund Shares, plus any additional gains between the Outcome NAV and the cap. The cap and buffer relative to the Outcome NAV will not change over the Outcome Period. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV for an Outcome Period, then a shareholder may experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund Shares after the beginning of an Outcome Period may lose their entire investment. Additionally, despite the intended buffer, a shareholder who purchases Shares at the beginning of the Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to a cap of [  ]% before fees and expenses. The cap is reduced to [  ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee for the Outcome Period. The Fund is subject to an upside return cap that represents the anticipated maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the [TBD LARGE CAP] Price Index experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the [TBD LARGE CAP] Price Index, but any percentage gains over the cap will not be experienced by the Fund. This means that if the [TBD LARGE CAP] Price Index experiences gains for an Outcome Period in excess of the cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the [TBD LARGE CAP] Price Index, the cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The cap is set at the beginning of each Outcome Period. The cap is provided prior to taking into account annual Fund management fees of [  ]% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any non-routine or extraordinary expenses incurred by the Fund.  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  By way of example, if the cap for an Outcome Period is [  ]%, and the Fund’s annual management fee is [   ]%, the cap would be reduced to [  ]%, and could be lower if the Fund incurs non-routine or extraordinary expenses or other costs and expenses that are not borne by the Adviser under its unitary management fee. The defined cap applicable to an Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, [TBD LARGE CAP] Price Index volatility and the relationship of puts and calls on the underlying FLEX Options. The cap for the initial Outcome Period of April 1, 2020 to March 31, 2021 is [  ]% (before fees and expenses) and would be reduced to [  ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.

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The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases put and call FLEX Options at or near the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the [TBD LARGE CAP] Price Index is approximately equal to the price per unit of shares of the [TBD LARGE CAP] Price Index.  The cap is the strike price of those sold FLEX Options.

The cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Fund Shares and the Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer.

Use of FLEX Options
The Adviser has constructed a portfolio principally composed of FLEX Options on the [TBD LARGE CAP] Price Index that are each set to expire on the last day of the Outcome Period.  The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Adviser selects the strike price for each FLEX Option for the market exposure and buffer, but the strike price for the cap will be based upon prevailing market conditions.  The strike prices are set such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained, depending on the performance of the [TBD LARGE CAP] Price Index over the duration of the Outcome Period.

The outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The first layer is designed to produce returns that match those of the [TBD LARGE CAP] Price Index for the Outcome Period.  These returns are subject to the cap, a maximum investment return level, which is discussed below.  In seeking to achieve these returns, the Fund will purchase a call option (giving the Fund the right to receive a cash settlement equal to the amount by which the closing price of the [TBD LARGE CAP] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the right to receive a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD LARGE CAP] Price Index, times a specified multiple), while simultaneously selling a call option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the closing price of the [TBD LARGE CAP] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD LARGE CAP] Price Index, times a specified multiple).  Each of these FLEX Options has a specifically selected strike price.

The second layer is designed to produce the Fund’s objective to provide returns that are buffered by up
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to 10% if the [TBD LARGE CAP] Price Index experiences a loss during the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The buffer that the Fund seeks to provide is only operative against the first 10% of [TBD LARGE CAP] Price Index losses for the Outcome Period. After the [TBD LARGE CAP] Price Index has decreased in value by more than 10%, the Fund is expected to experience all subsequent losses on a one-to-one basis.  In seeking to achieve the buffer, the Fund both buys and sells a put option. Both of these FLEX Options have a specifically selected strike price. The effect created by these two positions is that if the [TBD LARGE CAP] Price Index has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks the right to receive the amount of its principal investment (if the [TBD LARGE CAP] Price Index decreased in value by 10% or less) or to experience a loss that is 10% less than the loss experienced by the [TBD LARGE CAP] Price Index (if the [TBD LARGE CAP] Price Index decreased in value by more than 10%).

The third layer is designed to establish the cap, or the maximum investment return an investor can expect to achieve if the investor holds Shares for the entirety of the Outcome Period.  To create the cap, the Fund will sell a call option.  This FLEX Option has a specifically selected strike price, which is determined so that the combined net FLEX Options purchase price utilized in the layers discussed above is approximately equal to the Fund’s NAV.  This strike price is designed to produce the cap and will be based upon prevailing market conditions.

Each of the FLEX Options purchased and sold throughout the Outcome Period is anticipated to have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at or near the beginning of the Outcome Period.  A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Additionally, as is discussed in further detail below, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions. Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD LARGE CAP] Price Index. While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the [TBD LARGE CAP] Price Index (meaning that the Fund’s NAV will increase if the [TBD LARGE CAP] Price Index experiences gains and that the Fund’s NAV will decrease if the [TBD LARGE CAP] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index.  The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the approximate termination date of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the [TBD LARGE CAP] Price Index in certain illustrative scenarios over
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the course of the entire Outcome Period. These charts do not take into account payment by the Fund of fees and expenses and do not reflect the impact of taxes. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period. Additional hypothetical graphical representations of the outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

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General Information on the FLEX Options
In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price.  The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the [TBD LARGE CAP] Price Index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.

The FLEX Options that the Fund will hold that reference the [TBD LARGE CAP] Price Index will give the Fund the right to receive or deliver the cash value of the [TBD LARGE CAP] Price Index on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options are listed on the Chicago Board Options Exchange. FLEX Options may be less liquid than
8

more traditional exchange-traded options.

The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold at or near the beginning of the Outcome Period.

In addition, when the Adviser believes that doing so may help the Fund to achieve its investment objective, the Fund may also invest in index futures contracts or exchange-traded funds (“ETFs”) that seek to track the performance of the [TBD LARGE CAP] Price Index or similar indexes.

The Fund’s website, [___], provides information relating to the outcomes, including the Fund’s position relative to the cap and buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the
“1940 Act”).

PRINCIPAL Risks

The Shares will change in value, and you could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD LARGE CAP] Price Index; although they generally move in the same direction, and it is possible they may move in different
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directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD LARGE CAP] Price Index losses if the [TBD LARGE CAP] Price Index decreases over the Outcome Period by 10% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD LARGE CAP] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD LARGE CAP] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on or near the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk.  A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.  Certain circumstances under which the Fund might not achieve its
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objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD LARGE CAP] Price Index up to the specified cap if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD LARGE CAP] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund may invest a relatively high percentage of its assets in a limited number of issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the
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market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk.  The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Fund’s Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed
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portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV.  The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD LARGE CAP] Price Index, failed or inadequate processes and technology or systems failures.  The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (as defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the
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Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.
Exchange Traded Funds Risk. The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund meet its investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in ETFs that attempt to track a specified index. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of the ETF’s underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.  Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship
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between the underlying values of the Fund’s portfolio securities and the Fund’s market price.  This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

MANAGEMENT

Investment Adviser

Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”)

Portfolio Manager

The following person serves as portfolio manager of the Fund.

• Thomas Paustian, CFA, Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC has served as Portfolio Manager for the Fund since [April] 2020.

The portfolio manager is responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of [___] Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for a basket of cash and/or instruments that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), AIM or its affiliates may pay the intermediary for certain Fund-related activities, including those that are
15

designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the outcomes subject to a buffer and cap based upon the performance of the [TBD LARGE CAP] Price Index. By layering both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match those of the [TBD LARGE CAP] Price Index for the Outcome Period if the [TBD LARGE CAP] Price Index experiences gains up to the cap, and buffered losses for the Outcome Period if the [TBD LARGE CAP] Price Index experiences losses, only over a complete Outcome Period. Both the cap and the buffer are provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  Such fees and expenses will reduce the cap. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns or to match the returns of the [TBD LARGE CAP] Price Index for the Outcome Period up to the cap.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).  The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  FLEX Options are exchange-traded options contracts with uniquely customizable terms. Each FLEX Option that the Fund enters into references the [TBD LARGE CAP] Price Index and expires on the last day of the Outcome Period.  The FLEX Options, however, have varying strike prices.  The layering of these FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome. The Fund has three main layers of FLEX Options as set forth below.

Layer	Label	Position	Index	Strike	Expiration
1	(a)	Purchased call option	[TBD LARGE CAP] Price Index	Less than 100%	Final day of Outcome Period (March 31)
	(b)	Sold put option		Less than 100%
	(c)	Purchased put option		Greater than 100%
	(d)	Sold call option		Greater than 100%
2	(e)	Sold put option		Less than 100%
	(f)	Purchased put option		100%
3	(g)	Sold call option		Determined at beginning of Outcome Period

Layer 1	Seeks to Match [TBD LARGE CAP] Price Index Exposure	The first layer involves buying and selling calls and puts (a), (b), (c), and (d), at pre-determined strikes to provide the desired [TBD LARGE CAP] Price Index participation.
Layer 2	Downside Buffer	The second layer involves buying and selling puts (e) and (f). Together they produce the downside buffer.
Layer 3	Upside Cap
The final layer involves selling a call (g), which creates the upside cap. The strike price at which (g) is sold is determined so that the combined net options purchase price is approximately equal to the Fund’s NAV, as illustrated in the figure below.

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•
The combination of FLEX Options (a)+(b)+(c)+(d) is designed to provide exposure that matches that of the [TBD LARGE CAP] Price Index.  At the expiration date, these FLEX Options realize a value equal to that of the [TBD LARGE CAP] Price Index.

•
Taken together, positions (e) and (f) produce the 10% “buffer,” where position (f) is the top end of the buffer and position (e) is the bottom end. The payoff at expiration is intended to compensate for losses experienced by the [TBD LARGE CAP] Price Index (if any), in an amount not to exceed 10%.

•	The strike level of the FLEX Option in position (g) produces the cap and is chosen so that the combined net FLEX Options purchase price in (a) through (g) is approximately equal to the Fund’s NAV.

•
The combination of positions (a) through (g) creates a maximum growth opportunity equal to the return experienced by the [TBD LARGE CAP] Price Index at expiration, not to exceed the cap, while providing a 10% buffer from losses.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide.   The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the cap and buffer) distinguish it from standard investment products and may make it unsuitable for some investors.  To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus
18

entitled “Investor Suitability.”

The Fund’s investment objective may be changed by the Board without shareholder approval.  Additionally, the Fund may liquidate and terminate at any time without shareholder approval.  Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.   Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date).  The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price.  Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms. Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

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Exchange Traded Funds (ETFs)

The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded company.  The Fund may invest in ETFs that seek to track the performance of the [TBD LARGE CAP] Price Index or similar indexes. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Additional Investments

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio manager believes the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [website].

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above.

Principal Risks

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX
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Options will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD LARGE CAP] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD LARGE CAP] Price Index losses if the [TBD LARGE CAP] Price Index decreases over the Outcome Period by 10% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD LARGE CAP] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD LARGE CAP] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk. A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next
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and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.   Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD LARGE CAP] Price Index if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD LARGE CAP] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers,
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experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index. This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law. If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the [TBD LARGE CAP] Price Index may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, Shareholders could have a lower after-tax return from investing in the Fund than investing directly in the [TBD LARGE CAP] Price Index.

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The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the FLEX Options are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.  These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.  The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV.  The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk.  Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may,
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therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD LARGE CAP] Price Index, failed or inadequate processes and technology or systems failures.  The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Risks of Futures Contracts.     The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.
Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

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Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.  Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Fund’s Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.  This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise
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be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security.  A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality.  A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.  Any of these results could have a substantial impact on the Fund.  For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions.  Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws.  The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach.  However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

Investor Suitability

An investment in Shares may be suitable for you if:

•	You fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You are willing to be exposed to the downside performance of the [TBD LARGE CAP] Price Index beyond the 10% buffer at a rate of 1% for each 1% that the level of the [TBD LARGE CAP] Price Index drops.

•	You are willing to forgo any dividends paid on the equity securities included in the [TBD LARGE CAP] Price Index.

•	You are willing to hold Shares for the duration of the Outcome Period or understand the risks of purchasing or selling Shares during the Outcome Period.

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•
You believe that the level of the [TBD LARGE CAP] Price Index will increase over the term of the Outcome Period and you are willing to give up any appreciation of the [TBD LARGE CAP] Price Index in excess of the cap.

• You understand and accept that your potential return is limited by the cap.

•
You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD LARGE CAP] Price Index.

• You do not seek current income from your investment.

• You understand and accept the risks associated with the [TBD LARGE CAP] Price Index.

• You understand the cap is expected to rise or fall from one Outcome Period to the next.

• You are willing to assume counterparty risk with the OCC.

An investment in Shares may not be suitable for you if:

•	You do not fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

• You seek an investment designed to provide a full return of principal at maturity.

•	You cannot tolerate exposure to the downside performance of the [TBD LARGE CAP] Price Index beyond the 10% buffer at a rate of 1% for each 1% that the level of the [TBD LARGE CAP] Price Index drops.

•	You prefer to receive the dividends paid on the equity securities included in the [TBD LARGE CAP] Price Index.

•	You are unable to accept the risks of holding the Shares for the duration of the Outcome Period or do not understand the risks of purchasing or selling Shares during the Outcome Period.

•
You seek an investment that participates in the full appreciation of the [TBD LARGE CAP] Price Index or that has unlimited return potential, or you are unwilling to invest in Shares based on the cap specified on the cover page hereof.

•
You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD LARGE CAP] Price Index.

• You seek current income from your investment.

• You do not understand or accept the risks associated with the [TBD LARGE CAP] Price Index.

•	You do not understand that the cap is expected to rise or fall from one Outcome Period to the
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next.

• You are unwilling to assume counterparty risk with the OCC.

Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Delaware statutory trust.   The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser.  In its capacity as investment adviser, AIM has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Manager

Thomas Paustian serves as the Fund’s portfolio manager.

•
Thomas Paustian, CFA, is a Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC.  Mr. Paustian has served as Portfolio Manager for the Fund since [April] 2020. Mr. Paustian also services as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016.  Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009.  Mr. Paustian has 15 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives.

For additional information concerning AIM, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Shares may also be found in the SAI.

MANAGEMENT FEE

Pursuant to an investment advisory agreement between AIM and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay a unitary management fee to AIM in an amount equal to the annual rate of [___]% of its average daily net assets.  This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate AIM for the services it provides to the Fund.  Under the Investment Management Agreement, AIM pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s management fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

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A discussion regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Manager of Managers Structure.  The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition.  With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeems its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers.  Shares will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  Share prices are reported in dollars and cents per Share.  There is no minimum investment.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the
30

offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

SHARE TRADING PRICES

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV.  Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Information regarding the intraday value of Shares, also known as the “indicative intraday value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the investments and/or cash contained in the portfolio at the beginning of the trading day. The IIV does not necessarily reflect the best possible valuation of the current portfolio of investments held by the Fund, and may not be calculated in the same manner as the NAV. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio instruments held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES
Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor.  The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly.  Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization
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of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases.  However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades.  In addition, the Fund reserves the right to not accept orders from Authorized Participants that AIM has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund.  For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund intends to elect and qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• Your Fund makes distributions,

• You sell your Shares listed on the Exchange, and

• You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s
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diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the securities underlying the index.  This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law.  If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on
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income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

TREATMENT OF THE OPTIONS

The Fund’s investments in offsetting positions with respect to the [TBD LARGE CAP] Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the Options are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.  On the
34

other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long- term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.
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Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding.  The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The securities (other than short-term debt securities) held by the Fund are generally valued at current market prices. If market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board.

Options purchased and held by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Board.

The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Board or its designees instead of being determined by the market.

Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

[___], [address], serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  AIM cannot predict whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, will be found at [website].

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Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in recent SEC exemptive orders granted to ETFs, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.
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ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

For more detailed information on the Fund, several additional sources of information are available to you.  The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. Once available, in the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year.  The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at [___], on the Fund’s website at [___] or through your financial advisor.  Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive Minneapolis, MN 55416 [phone] [website]	1940 Act File #: 811-23504

Subject to Completion – Preliminary Prospectus
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus

AllianzIM U.S. Large Cap Buffer15 Apr ETF
(NYSE Arca—[ticker])
[__], 2020

AllianzIM U.S. Large Cap Buffer15 Apr ETF (the “Fund”)
is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

• The Fund’s investment objective intends to provide return attribute characteristics that are distinct from traditional strategies. It is important that an investor understand these characteristics before making an investment in the Fund.
• The Fund intends to invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) on the [TBD LARGE CAP] Price Return Index (“[TBD LARGE CAP] Price Index”). FLEX Options are customizable exchange-traded options contracts guaranteed for settlement by the Options Clearing Corporation.  The Fund uses FLEX Options to pursue a defined outcome strategy that seeks to achieve investment outcomes based upon the performance of an underlying security or index at the end of the Outcome Period. The outcomes sought by the Fund, which include the buffer and cap discussed below (“Buffer and Cap”), are based upon the performance of the [TBD LARGE CAP] Price Index over the period of April 1, 2020 through March 31, 2021.  This period is referred to as the “Outcome Period.”  Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund will not terminate after the conclusion of the Outcome Period.  After the conclusion of the Outcome Period, another will begin.  There is no guarantee that the outcomes sought for an Outcome Period will be realized.
• The Fund’s strategy has been specifically designed to seek to achieve the outcomes based upon the [TBD LARGE CAP] Price Index’s returns over the duration of the Outcome Period.  The outcomes may only be realized if you are holding shares at the beginning of the Outcome Period and continue to hold them on the last day of the Outcome Period. If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Please note, if the Outcome Period has begun and the Fund has increased in value to a level near to the cap (as defined below), an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks.  There is no guarantee that the Fund will successfully achieve its investment objective.
• Fund shareholders are subject to an upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the [TBD LARGE CAP] Price Index, if the [TBD LARGE CAP] Price Index experiences returns for the Outcome Period in excess of the cap, you will not experience those excess gains. The cap is set at the beginning of the Outcome Period and is [___]% prior to taking into account any fees or expenses charged to shareholders.  When the Fund’s annual management fee of [___]% of the Fund’s average daily net assets is taken into account, the cap is reduced to [___]%.  An investor’s return will be further reduced by any shareholder transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  It is expected that the cap will rise or fall from one Outcome Period to the next.  There is no guarantee that the cap will remain the same upon the conclusion of the Outcome Period.
• The Fund only seeks to provide shareholders that hold shares for the entire Outcome Period with a buffer against the first 15% of [TBD LARGE CAP] Price Index losses (based upon the value of the [TBD LARGE CAP] Price Index at the time the Fund entered into the FLEX Options at or near the beginning of the Outcome Period) during the Outcome Period.  You will bear all [TBD LARGE CAP] Price Index losses exceeding 15% on an expected one-to-one basis. The buffer is provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund. A shareholder that purchases shares at the beginning of the Outcome Period may lose their entire investment.  While the Fund seeks to limit losses to 85% for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so.
Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the 15% buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those risks.
• The outcomes are based on the Fund’s net asset value, the per share value of the Fund’s assets (“NAV”), at the beginning of the Outcome Period. The Fund’s assets are expected to be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the [TBD LARGE CAP] Price Index. However, because the value of the underlying FLEX Options is affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD LARGE CAP] Price Index.  While the Fund’s investment adviser, Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”), generally anticipates that the Fund’s NAV will move in a similar direction as the [TBD LARGE CAP] Price Index (meaning that the Fund’s NAV generally will increase if the [TBD LARGE CAP] Price Index experiences gains and that the Fund’s NAV generally will decrease if the [TBD LARGE CAP] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions.  During the Outcome Period, the movement of the Fund’s NAV is not anticipated to match that of the [TBD LARGE CAP] Price Index.  The Fund’s strategy is designed to seek to achieve the outcomes upon the expiration of the FLEX Options at or near the end of the Outcome Period. It should not be expected that the outcomes will be provided at any point prior to that time and there is no guarantee that the outcomes will be achieved on the last day of the Outcome Period.
• The Fund’s website, [___], provides important Fund information (including Outcome Period start and end dates and the cap and buffer), as well as information relating to the potential outcomes of an investment in the Fund on a daily basis.  If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website to fully understand potential investment outcomes.
• As stated above and explained in greater detail within the prospectus, if the Fund has experienced certain levels of either gains or losses since the beginning of the Outcome Period, there may be little to no ability to achieve gains or benefit from the buffer for the remainder of the Outcome Period. The website contains important information that will assist you in determining whether to buy shares.
• Although the Fund’s shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and certain fees and expenses incurred by the Fund.  The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.  The table on the following page provides considerations for determining whether an investment in the Fund is appropriate for you.

Investor Suitability Considerations

You should only consider this investment if:
• You fully understand the risks inherent in an investment in the Fund;
• You desire to invest in a product with a return that depends upon the performance of the [TBD LARGE CAP] Price Index over the Outcome Period;
• You are willing to hold shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are willing to forgo any gains in excess of the cap;
• You understand that the Fund’s investments do not provide for dividends to the Fund;
• You fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are willing to accept the risk of losing your entire investment;
• You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase; and
• You understand the cap is expected to rise or fall from one Outcome Period to the next.

You should not consider this investment if:
• You do not fully understand the risks inherent in an investment in the Fund;
• You do not desire to invest in a product with a return that depends upon the performance of the [TBD LARGE CAP] Price Index over the Outcome Period;
• You are unwilling to accept the risks of holding shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You do not fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are unwilling to forgo any gains in excess of the cap;
• You do not fully understand that the Fund’s investments do not provide for dividends to the Fund;
• You do not fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are unwilling to accept the risk of losing your entire investment;
• You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase; or
• You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Summary Information	[__]

Additional Information About the Fund’s Principal Investment Strategies	[__]

Fund Investments	[__]

Additional Risks of Investing in the Fund	[__]

Investor Suitability	[__]

Management of the Fund	[__]

How to Buy and Sell Shares	[__]

Dividends, Distributions and Taxes	[__]

Distribution	[__]

Net Asset Value	[__]

Fund Service Providers	[__]

Premium/Discount Information	[__]

Investments by Other Investment Companies	[__]

Financial Highlights	[__]

INVESTMENT OBJECTIVE

The Fund seeks to match the returns of the [TBD LARGE CAP] Price Index, up to a specified upside cap (prior to taking into account management fees and other fees and expenses) while providing a buffer against the first 15% of [TBD LARGE CAP] Price Index losses, for the currently effective Outcome Period from April 1 to March 31.  The cap and buffer will be reduced after taking into account management fees and other fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	[___]%
Total Annual Fund Operating Expenses	[___]%

1 Other expenses are estimated for the current fiscal year.
EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

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PRINCIPAL INVESTMENT STRATEGIES

General Strategy Description.  Under normal market conditions, the Fund invests at least 80% of its net assets in instruments that create exposure to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the [TBD LARGE CAP] Price Return Index (“[TBD LARGE CAP] Price Index”).  FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The reference index for the Fund’s FLEX Options is the [TBD LARGE CAP] Price Index, a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

The Fund uses FLEX Options to employ an outcome-based strategy which seeks to match the performance of the [TBD LARGE CAP] Price Index, subject to a buffer and cap. The Fund seeks to buffer against the first 15% of losses, and is subject to a cap of [  ]% (before fees and expenses). The cap would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, based on the performance of the [TBD LARGE CAP] Price Index over a one-year period (the “Outcome Period”).  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  In general, the target outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

• If the [TBD LARGE CAP] Price Index appreciates over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide upside participation that is intended to match that of the [TBD LARGE CAP] Price Index, up to a cap that is determined at the start of the Outcome Period. The cap for the initial Outcome Period is [  ]% before fees and expenses. The cap is reduced to [  ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.
• If the [TBD LARGE CAP] Price Index decreases over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide a payoff at expiration that is intended to compensate for losses experienced by the [TBD LARGE CAP] Price Index (if any), in an amount not expected to exceed 15% before fees and expenses.
• If the [TBD LARGE CAP] Price Index has decreased in value by more than 15% over the Outcome Period, the Fund is expected to experience all subsequent losses on a one-to-one basis.
• An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

Outcome Period
The investment objective of the Fund, which includes a buffer and cap as discussed below, is based upon the performance of the [TBD LARGE CAP] Price Index over the period of April 1 through March 31. This period is referred to as the “Outcome Period.” Following the initial Outcome Period of April 1,
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2020 through March 31, 2021, each subsequent Outcome Period will be a one-year period from April 1 to March 31.  The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap is expected to change for each Outcome Period and is based upon prevailing market conditions at the beginning of each Outcome Period. The cap and buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning following the conclusion of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the cap and buffer are fixed levels that are calculated in relation to the [TBD LARGE CAP] Price Index price and the Fund’s net asset value (“NAV”) at the beginning of an Outcome Period. While the cap and buffer reference the performance of the [TBD LARGE CAP] Price Index over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the [TBD LARGE CAP] Price Index, but not always. Because the [TBD LARGE CAP] Price Index price and the Fund’s NAV will change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because the cap and buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund’s NAV at the start of the Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Fund’s value. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.  To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Fund Shares for that entire Outcome Period.

Buffer and Cap
The outcomes sought by the Fund’s buffer and cap are based upon the Fund’s NAV at the beginning of the Outcome Period.  FLEX Options are entered into at or near the beginning of the Outcome Period and expire at or near the end of the Outcome Period.  Each FLEX Option’s value is ultimately derived from the performance of the [TBD LARGE CAP] Price Index during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the cap and buffer both relate to the Fund’s NAV at the beginning of the Outcome Period.

The Fund seeks to provide a buffer on the first 15% loss of the [TBD LARGE CAP] Price Index over each Outcome Period. After the [TBD LARGE CAP] Price Index has decreased in value by more than 15%, the Fund is expected to experience subsequent losses on a one-to-one basis (i.e., if the [TBD LARGE CAP] Price Index loses 20%, the Fund loses approximately 5%). The buffer is calculated before taking into account the fees and expenses charged to shareholders.

If an investor purchases Fund Shares during an Outcome Period at a time when the Fund has
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decreased in value by 15% or more from the value of the Fund’s NAV at the beginning of the Outcome Period (the “Outcome NAV”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). However, that investor’s potential gain will be larger than the Fund’s cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Fund Shares, plus any additional gains between the Outcome NAV and the cap. The cap and buffer relative to the Outcome NAV will not change over the Outcome Period. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV for an Outcome Period, then a shareholder may experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 85% for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund Shares after the beginning of an Outcome Period may lose their entire investment. Additionally, despite the intended buffer, a shareholder who purchases Shares at the beginning of the Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to a cap of [  ]% before fees and expenses. The cap is reduced to [  ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee for the Outcome Period. The Fund is subject to an upside return cap that represents the anticipated maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the [TBD LARGE CAP] Price Index experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the [TBD LARGE CAP] Price Index, but any percentage gains over the cap will not be experienced by the Fund. This means that if the [TBD LARGE CAP] Price Index experiences gains for an Outcome Period in excess of the cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the [TBD LARGE CAP] Price Index, the cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The cap is set at the beginning of each Outcome Period. The cap is provided prior to taking into account annual Fund management fees of [  ]% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any non-routine or extraordinary expenses incurred by the Fund.  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  By way of example, if the cap for an Outcome Period is [  ]%, and the Fund’s annual management fee is [   ]%, the cap would be reduced to [  ]%, and could be lower if the Fund incurs non-routine or extraordinary expenses or other costs and expenses that are not borne by the Adviser under its unitary management fee. The defined cap applicable to an Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, [TBD LARGE CAP] Price Index volatility and the relationship of puts and calls on the underlying FLEX Options. The cap for the initial Outcome Period of April 1, 2020 to
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March 31, 2021 is [  ]% (before fees and expenses) and would be reduced to [  ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.

The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases put and call FLEX Options at or near the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the [TBD LARGE CAP] Price Index is approximately equal to the price per unit of shares of the [TBD LARGE CAP] Price Index.  The cap is the strike price of those sold FLEX Options.

The cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Fund Shares and the Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer.

Use of FLEX Options
The Adviser has constructed a portfolio principally composed of FLEX Options on the [TBD LARGE CAP] Price Index that are each set to expire on the last day of the Outcome Period.  The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Adviser selects the strike price for each FLEX Option for the market exposure and buffer, but the strike price for the cap will be based upon prevailing market conditions.  The strike prices are set such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained, depending on the performance of the [TBD LARGE CAP] Price Index over the duration of the Outcome Period.

The outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The first layer is designed to produce returns that match those of the [TBD LARGE CAP] Price Index for the Outcome Period.  These returns are subject to the cap, a maximum investment return level, which is discussed below.  In seeking to achieve these returns, the Fund will purchase a call option (giving the Fund the right to receive a cash settlement equal to the amount by which the closing price of the [TBD LARGE CAP] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the right to receive a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD LARGE CAP] Price Index, times a specified multiple), while simultaneously selling a call option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the closing price of the [TBD LARGE CAP] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD LARGE
5

CAP] Price Index, times a specified multiple).  Each of these FLEX Options has a specifically selected strike price.

The second layer is designed to produce the Fund’s objective to provide returns that are buffered by up to 15% if the [TBD LARGE CAP] Price Index experiences a loss during the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The buffer that the Fund seeks to provide is only operative against the first 15% of [TBD LARGE CAP] Price Index losses for the Outcome Period. After the [TBD LARGE CAP] Price Index has decreased in value by more than 15%, the Fund is expected to experience all subsequent losses on a one-to-one basis.  In seeking to achieve the buffer, the Fund both buys and sells a put option. Both of these FLEX Options have a specifically selected strike price. The effect created by these two positions is that if the [TBD LARGE CAP] Price Index has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks the right to receive the amount of its principal investment (if the [TBD LARGE CAP] Price Index decreased in value by 15% or less) or to experience a loss that is 15% less than the loss experienced by the [TBD LARGE CAP] Price Index (if the [TBD LARGE CAP] Price Index decreased in value by more than 15%).

The third layer is designed to establish the cap, or the maximum investment return an investor can expect to achieve if the investor holds Shares for the entirety of the Outcome Period.  To create the cap, the Fund will sell a call option.  This FLEX Option has a specifically selected strike price, which is determined so that the combined net FLEX Options purchase price utilized in the layers discussed above is approximately equal to the Fund’s NAV.  This strike price is designed to produce the cap and will be based upon prevailing market conditions.

Each of the FLEX Options purchased and sold throughout the Outcome Period is anticipated to have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at or near the beginning of the Outcome Period.  A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Additionally, as is discussed in further detail below, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions. Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD LARGE CAP] Price Index. While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the [TBD LARGE CAP] Price Index (meaning that the Fund’s NAV will increase if the [TBD LARGE CAP] Price Index experiences gains and that the Fund’s NAV will decrease if the [TBD LARGE CAP] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index.  The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the approximate termination date of the
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Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the [TBD LARGE CAP] Price Index in certain illustrative scenarios over the course of the entire Outcome Period. These charts do not take into account payment by the Fund of fees and expenses and do not reflect the impact of taxes. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period. Additional hypothetical graphical representations of the outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

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General Information on the FLEX Options
In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price.  The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the [TBD LARGE CAP] Price Index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.

The FLEX Options that the Fund will hold that reference the [TBD LARGE CAP] Price Index will give the Fund the right to receive or deliver the cash value of the [TBD LARGE CAP] Price Index on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style
8

options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options are listed on the Chicago Board Options Exchange. FLEX Options may be less liquid than more traditional exchange-traded options.

The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold at or near the beginning of the Outcome Period.

In addition, when the Adviser believes that doing so may help the Fund to achieve its investment objective, the Fund may also invest in index futures contracts or exchange-traded funds (“ETFs”) that seek to track the performance of the [TBD LARGE CAP] Price Index or similar indexes.

The Fund’s website, [___], provides information relating to the outcomes, including the Fund’s position relative to the cap and buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL Risks

The Shares will change in value, and you could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD LARGE CAP] Price Index;
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although they generally move in the same direction, and it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD LARGE CAP] Price Index losses if the [TBD LARGE CAP] Price Index decreases over the Outcome Period by 15% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD LARGE CAP] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD LARGE CAP] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on or near the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk.  A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

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Investment Objective Risk.  Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD LARGE CAP] Price Index up to the specified cap if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD LARGE CAP] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund may invest a relatively high percentage of its assets in a limited number of issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

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Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk.  The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Fund’s Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially
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pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV.  The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD LARGE CAP] Price Index, failed or inadequate processes and technology or systems failures.  The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (as defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and
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can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.
Exchange Traded Funds Risk. The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund meet its investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in ETFs that attempt to track a specified index. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of the ETF’s underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.  Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

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Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.  This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

MANAGEMENT

Investment Adviser

Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”)

Portfolio Manager

The following person serves as portfolio manager of the Fund.

• Thomas Paustian, CFA, Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC has served as Portfolio Manager for the Fund since [April] 2020.

The portfolio manager is responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of [___] Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for a basket of cash and/or instruments that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

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The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), AIM or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the outcomes subject to a buffer and cap based upon the performance of the [TBD LARGE CAP] Price Index. By layering both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match those of the [TBD LARGE CAP] Price Index for the Outcome Period if the [TBD LARGE CAP] Price Index experiences gains up to the cap, and buffered losses for the Outcome Period if the [TBD LARGE CAP] Price Index experiences losses, only over a complete Outcome Period. Both the cap and the buffer are provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  Such fees and expenses will reduce the cap. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns or to match the returns of the [TBD LARGE CAP] Price Index for the Outcome Period up to the cap.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).  The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  FLEX Options are exchange-traded options contracts with uniquely customizable terms. Each FLEX Option that the Fund enters into references the [TBD LARGE CAP] Price Index and expires on the last day of the Outcome Period.  The FLEX Options, however, have varying strike prices.  The layering of these FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome. The Fund has three main layers of FLEX Options as set forth below.

Layer	Label	Position	Index	Strike	Expiration
1	(a)	Purchased call option	[TBD LARGE CAP] Price Index	Less than 100%	Final day of Outcome Period (March 31)
	(b)	Sold put option		Less than 100%
	(c)	Purchased put option		Greater than 100%
	(d)	Sold call option		Greater than 100%
2	(e)	Sold put option		Less than 100%
	(f)	Purchased put option		100%
3	(g)	Sold call option		Determined at beginning of Outcome Period

Layer 1	Seeks to Match [TBD LARGE CAP] Price Index Exposure	The first layer involves buying and selling calls and puts (a), (b), (c), and (d), at pre-determined strikes to provide the desired [TBD LARGE CAP] Price Index participation.
Layer 2	Downside Buffer	The second layer involves buying and selling puts (e) and (f). Together they produce the downside buffer.
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Layer 3	Upside Cap
The final layer involves selling a call (g), which creates the upside cap. The strike price at which (g) is sold is determined so that the combined net options purchase price is approximately equal to the Fund’s NAV, as illustrated in the figure below.

•
The combination of FLEX Options (a)+(b)+(c)+(d) is designed to provide exposure that matches that of the [TBD LARGE CAP] Price Index.  At the expiration date, these FLEX Options realize a value equal to that of the [TBD LARGE CAP] Price Index.

•
Taken together, positions (e) and (f) produce the 15% “buffer,” where position (f) is the top end of the buffer and position (e) is the bottom end. The payoff at expiration is intended to compensate for losses experienced by the [TBD LARGE CAP] Price Index (if any), in an amount not to exceed 15%.

•	The strike level of the FLEX Option in position (g) produces the cap and is chosen so that the combined net FLEX Options purchase price in (a) through (g) is approximately equal to the Fund’s NAV.

•
The combination of positions (a) through (g) creates a maximum growth opportunity equal to the return experienced by the [TBD LARGE CAP] Price Index at expiration, not to exceed the cap, while providing a 15% buffer from losses.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal
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Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide.   The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the cap and buffer) distinguish it from standard investment products and may make it unsuitable for some investors.  To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Suitability.”

The Fund’s investment objective may be changed by the Board without shareholder approval.  Additionally, the Fund may liquidate and terminate at any time without shareholder approval.  Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.   Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date).  The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price.  Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-
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traded and are available to investors with set or defined contract terms. Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)

The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded company.  The Fund may invest in ETFs that seek to track the performance of the [TBD LARGE CAP] Price Index or similar indexes. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Additional Investments

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio manager believes the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [website].

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above.

Principal Risks

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FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD LARGE CAP] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD LARGE CAP] Price Index losses if the [TBD LARGE CAP] Price Index decreases over the Outcome Period by 15% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD LARGE CAP] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD LARGE CAP] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD LARGE CAP]
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Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk. A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.   Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD LARGE CAP] Price Index if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD LARGE CAP] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund
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may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index. This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law. If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and
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would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the [TBD LARGE CAP] Price Index may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, Shareholders could have a lower after-tax return from investing in the Fund than investing directly in the [TBD LARGE CAP] Price Index.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the FLEX Options are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.  These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.  The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV.  The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio.
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The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk.  Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD LARGE CAP] Price Index, failed or inadequate processes and technology or systems failures.  The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Risks of Futures Contracts.     The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience
25

substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.
Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.  Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Fund’s Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

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Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.  This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security.  A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality.  A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs.  Any of these results could have a substantial impact on the Fund.  For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions.  Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws.  The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach.  However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

Investor Suitability

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An investment in Shares may be suitable for you if:

•	You fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You are willing to be exposed to the downside performance of the [TBD LARGE CAP] Price Index beyond the 15% buffer at a rate of 1% for each 1% that the level of the [TBD LARGE CAP] Price Index drops.

•	You are willing to forgo any dividends paid on the equity securities included in the [TBD LARGE CAP] Price Index.

•	You are willing to hold Shares for the duration of the Outcome Period or understand the risks of purchasing or selling Shares during the Outcome Period.

•
You believe that the level of the [TBD LARGE CAP] Price Index will increase over the term of the Outcome Period and you are willing to give up any appreciation of the [TBD LARGE CAP] Price Index in excess of the cap.

• You understand and accept that your potential return is limited by the cap.

•
You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD LARGE CAP] Price Index.

• You do not seek current income from your investment.

• You understand and accept the risks associated with the [TBD LARGE CAP] Price Index.

• You understand the cap is expected to rise or fall from one Outcome Period to the next.

• You are willing to assume counterparty risk with the OCC.

An investment in Shares may not be suitable for you if:

•	You do not fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

• You seek an investment designed to provide a full return of principal at maturity.

•	You cannot tolerate exposure to the downside performance of the [TBD LARGE CAP] Price Index beyond the 15% buffer at a rate of 1% for each 1% that the level of the [TBD LARGE CAP] Price Index drops.

•	You prefer to receive the dividends paid on the equity securities included in the [TBD LARGE CAP] Price Index.

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•	You are unable to accept the risks of holding the Shares for the duration of the Outcome Period or do not understand the risks of purchasing or selling Shares during the Outcome Period.

•
You seek an investment that participates in the full appreciation of the [TBD LARGE CAP] Price Index or that has unlimited return potential, or you are unwilling to invest in Shares based on the cap specified on the cover page hereof.

•
You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD LARGE CAP] Price Index.

• You seek current income from your investment.

• You do not understand or accept the risks associated with the [TBD LARGE CAP] Price Index.

•	You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

• You are unwilling to assume counterparty risk with the OCC.

Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Delaware statutory trust.   The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser.  In its capacity as investment adviser, AIM has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Manager

Thomas Paustian serves as the Fund’s portfolio manager.

•
Thomas Paustian, CFA, is a Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC.  Mr. Paustian has served as Portfolio Manager for the Fund since [April] 2020. Mr. Paustian also services as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016.  Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009.  Mr. Paustian has 15 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives.

For additional information concerning AIM, including a description of the services provided to the
29

Fund, please see the Fund’s SAI. Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Shares may also be found in the SAI.

MANAGEMENT FEE

Pursuant to an investment advisory agreement between AIM and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay a unitary management fee to AIM in an amount equal to the annual rate of [___]% of its average daily net assets.  This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate AIM for the services it provides to the Fund.  Under the Investment Management Agreement, AIM pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s management fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Manager of Managers Structure.  The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition.  With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity
30

trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeems its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers.  Shares will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  Share prices are reported in dollars and cents per Share.  There is no minimum investment.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

SHARE TRADING PRICES

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV.  Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.
Information regarding the intraday value of Shares, also known as the “indicative intraday value”
31

(“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the investments and/or cash contained in the portfolio at the beginning of the trading day. The IIV does not necessarily reflect the best possible valuation of the current portfolio of investments held by the Fund, and may not be calculated in the same manner as the NAV. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio instruments held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor.  The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly.  Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases.  However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades.  In addition, the Fund reserves the right to not accept orders from Authorized Participants that AIM has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund.  For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

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Taxes

The Fund intends to elect and qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• Your Fund makes distributions,

• You sell your Shares listed on the Exchange, and

• You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the securities underlying the index.  This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law.  If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or
33

loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

TREATMENT OF THE OPTIONS

The Fund’s investments in offsetting positions with respect to the [TBD LARGE CAP] Price Index may
34

be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the Options are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.  On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long- term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section
1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

35

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding.  The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The securities (other than short-term debt securities) held by the Fund are generally valued at current market prices. If market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board.

Options purchased and held by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good
36

faith by or at the direction of the Board.

The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Board or its designees instead of being determined by the market.

Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

[___], [address], serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  AIM cannot predict whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, will be found at [website].

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in recent SEC exemptive orders granted to ETFs, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.
37

ALLIANZIM U.S. LARGE CAP BUFFER15 APR ETF

For more detailed information on the Fund, several additional sources of information are available to you.  The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. Once available, in the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year.  The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at [___], on the Fund’s website at [___] or through your financial advisor.  Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive Minneapolis, MN 55416 [phone] [website]	1940 Act File #: 811-23504

Subject to Completion – Preliminary Prospectus
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus

AllianzIM U.S. Large Cap Buffer25 Apr ETF
(NYSE Arca—[ticker])
[__], 2020

AllianzIM U.S. Large Cap Buffer25 Apr ETF (the “Fund”)
is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

• The Fund’s investment objective intends to provide return attribute characteristics that are distinct from traditional strategies. It is important that an investor understand these characteristics before making an investment in the Fund.
• The Fund intends to invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) on the [TBD LARGE CAP] Price Return Index (“[TBD LARGE CAP] Price Index”). FLEX Options are customizable exchange-traded options contracts guaranteed for settlement by the Options Clearing Corporation.  The Fund uses FLEX Options to pursue a defined outcome strategy that seeks to achieve investment outcomes based upon the performance of an underlying security or index at the end of the Outcome Period. The outcomes sought by the Fund, which include the buffer and cap discussed below (“Buffer and Cap”), are based upon the performance of the [TBD LARGE CAP] Price Index over the period of April 1, 2020 through March 31, 2021.  This period is referred to as the “Outcome Period.”  Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund will not terminate after the conclusion of the Outcome Period.  After the conclusion of the Outcome Period, another will begin.  There is no guarantee that the outcomes sought for an Outcome Period will be realized.
• The Fund’s strategy has been specifically designed to seek to achieve the outcomes based upon the [TBD LARGE CAP] Price Index’s returns over the duration of the Outcome Period.  The outcomes may only be realized if you are holding shares at the beginning of the Outcome Period and continue to hold them on the last day of the Outcome Period. If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Please note, if the Outcome Period has begun and the Fund has increased in value to a level near to the cap (as defined below), an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks.  There is no guarantee that the Fund will successfully achieve its investment objective.
• Fund shareholders are subject to an upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the [TBD LARGE CAP] Price Index, if the [TBD LARGE CAP] Price Index experiences returns for the Outcome Period in excess of the cap, you will not experience those excess gains. The cap is set at the beginning of the Outcome Period and is [___]% prior to taking into account any fees or expenses charged to shareholders.  When the Fund’s annual management fee of [___]% of the Fund’s average daily net assets is taken into account, the cap is reduced to [___]%.  An investor’s return will be further reduced by any shareholder transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  It is expected that the cap will rise or fall from one Outcome Period to the next.  There is no guarantee that the cap will remain the same upon the conclusion of the Outcome Period.
(continued on next page)

(continued from previous page)
• The Fund only seeks to provide shareholders that hold shares for the entire Outcome Period with a buffer against [TBD LARGE CAP] Price Index losses of between -5% to -30% (based upon the value of the [TBD LARGE CAP] Price Index at the time the Fund entered into the FLEX Options at or near the beginning of the Outcome Period) during the Outcome Period.  You will bear the first 5% of [TBD LARGE CAP] Price Index losses and all [TBD LARGE CAP] Price Index losses exceeding 30% on an expected one-to-one basis. The buffer is provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund. A shareholder that purchases shares at the beginning of the Outcome Period may lose their entire investment.  While the Fund seeks to limit losses to 75% for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the 5% to 30% buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those risks.
• The outcomes are based on the Fund’s net asset value, the per share value of the Fund’s assets (“NAV”), at the beginning of the Outcome Period. The Fund’s assets are expected to be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the [TBD LARGE CAP] Price Index. However, because the value of the underlying FLEX Options is affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD LARGE CAP] Price Index.  While the Fund’s investment adviser, Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”), generally anticipates that the Fund’s NAV will move in a similar direction as the [TBD LARGE CAP] Price Index (meaning that the Fund’s NAV generally will increase if the [TBD LARGE CAP] Price Index experiences gains and that the Fund’s NAV generally will decrease if the [TBD LARGE CAP] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions. During the Outcome Period, the movement of the Fund’s NAV is not anticipated to match that of the [TBD LARGE CAP] Price Index.  The Fund’s strategy is designed to seek to achieve the outcomes upon the expiration of the FLEX Options at or near the end of the Outcome Period. It should not be expected that the outcomes will be provided at any point prior to that time and there is no guarantee that the outcomes will be achieved on the last day of the Outcome Period.
• The Fund’s website, [___], provides important Fund information (including Outcome Period start and end dates and the cap and buffer), as well as information relating to the potential outcomes of an investment in the Fund on a daily basis.  If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website to fully understand potential investment outcomes.
• As stated above and explained in greater detail within the prospectus, if the Fund has experienced certain levels of either gains or losses since the beginning of the Outcome Period, there may be little to no ability to achieve gains or benefit from the buffer for the remainder of the Outcome Period. The website contains important information that will assist you in determining whether to buy shares.
•  Although the Fund’s shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and certain fees and expenses incurred by the Fund.  The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.  The table on the following page provides considerations for determining whether an investment in the Fund is appropriate for you.

Investor Suitability Considerations
You should only consider this investment if:
• You fully understand the risks inherent in an investment in the Fund;
• You desire to invest in a product with a return that depends upon the performance of the [TBD LARGE CAP] Price Index over the Outcome Period;
• You are willing to hold shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are willing to forgo any gains in excess of the cap;
• You understand that the Fund’s investments do not provide for dividends to the Fund;
• You fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are willing to accept the risk of losing your entire investment;
• You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase; and
• You understand the cap is expected to rise or fall from one Outcome Period to the next.

You should not consider this investment if:
• You do not fully understand the risks inherent in an investment in the Fund;
• You do not desire to invest in a product with a return that depends upon the performance of the [TBD LARGE CAP] Price Index over the Outcome Period;
• You are unwilling to accept the risks of holding shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You do not fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are unwilling to forgo any gains in excess of the cap;
• You do not fully understand that the Fund’s investments do not provide for dividends to the Fund;
• You do not fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are unwilling to accept the risk of losing your entire investment;
• You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase; or
• You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Summary Information	[__]

Additional Information About the Fund’s Principal Investment Strategies	[__]

Fund Investments	[__]

Additional Risks of Investing in the Fund	[__]

Investor Suitability	[__]

Management of the Fund	[__]

How to Buy and Sell Shares	[__]

Dividends, Distributions and Taxes	[__]

Distribution	[__]

Net Asset Value	[__]

Fund Service Providers	[__]

Premium/Discount Information	[__]

Investments by Other Investment Companies	[__]

Financial Highlights	[__]

INVESTMENT OBJECTIVE

The Fund seeks to match the returns of the [TBD LARGE CAP] Price Index, up to a specified upside cap (prior to taking into account management fees and other fees and expenses) while providing a buffer against [TBD LARGE CAP] Price Index losses of between 5% and 30%, for the currently effective Outcome Period from April 1 to March 31.  The cap and buffer will be reduced after taking into account management fees and other fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	[___]%
Total Annual Fund Operating Expenses	[___]%

1 Other expenses are estimated for the current fiscal year.
EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.
1

PRINCIPAL INVESTMENT STRATEGIES

General Strategy Description.  Under normal market conditions, the Fund invests at least 80% of its net assets in instruments that create exposure to U.S. large cap equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the [TBD LARGE CAP] Price Return Index (“[TBD LARGE CAP] Price Index”).  FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.  The reference index for the Fund’s FLEX Options is the [TBD LARGE CAP] Price Index, a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.

The Fund uses FLEX Options to employ an outcome-based strategy which seeks to match the performance of the [TBD LARGE CAP] Price Index, subject to a buffer and cap. The Fund seeks to buffer against losses between 5% and 30%, and is subject to a cap of [ ]% (before fees and expenses). The cap would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, based on the performance of the [TBD LARGE CAP] Price Index over a one-year period (the “Outcome Period”). For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. In general, the target outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

• If the [TBD LARGE CAP] Price Index appreciates over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide upside participation that is intended to match that of the [TBD LARGE CAP] Price Index, up to a cap that is determined at the start of the Outcome Period. The cap for the initial Outcome Period is [ ]% before fees and expenses. The cap is reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.

• If the [TBD LARGE CAP] Price Index decreases over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide a payoff at expiration that is intended to compensate for losses experienced by the [TBD LARGE CAP] Price Index (if any), between 5% and 30%, before fees and expenses.

• If the [TBD LARGE CAP] Price Index has decreased in value by up to 5% or more than 30% over the Outcome Period, the Fund is expected to experience losses up to 5% and over 30% on a one-to-one basis.

• An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

2

Outcome Period
The investment objective of the Fund, which includes a buffer and cap as discussed below, is based upon the performance of the [TBD LARGE CAP] Price Index over the period of April 1 through March 31. This period is referred to as the “Outcome Period.” Following the initial Outcome Period of April 1, 2020 through March 31, 2021, each subsequent Outcome Period will be a one-year period from April 1 to March 31.  The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period. This means that the cap is expected to change for each Outcome Period and is based upon prevailing market conditions at the beginning of each Outcome Period.  The cap and buffer, and the Fund’s position relative to each, should be considered before investing in the Fund.  The Fund will be indefinitely offered with a new Outcome Period beginning following the conclusion of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the cap and buffer are fixed levels that are calculated in relation to the [TBD LARGE CAP] Price Index price and the Fund’s net asset value (“NAV”) at the beginning of an Outcome Period. While the cap and buffer reference the performance of the [TBD LARGE CAP] Price Index over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the [TBD LARGE CAP] Price Index, but not always. Because the [TBD LARGE CAP] Price Index price and the Fund’s NAV will change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because the cap and buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund’s NAV at the start of the Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Fund’s value. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index.
The strategy is designed to realize the outcomes only on the final day of the Outcome Period.  To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Fund Shares for that entire Outcome Period.

Buffer and Cap
The outcomes sought by the Fund’s buffer and cap are based upon the Fund’s NAV at the beginning of the Outcome Period. FLEX Options are entered into at or near the beginning of the Outcome Period and expire at or near the end of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the [TBD LARGE CAP] Price Index during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the cap and buffer both relate to the Fund’s NAV at the beginning of the Outcome Period.

The Fund seeks to provide a buffer on losses between 5% and 30% of the [TBD LARGE CAP] Price Index over each Outcome Period. After the [TBD LARGE CAP] Price Index has decreased in value by more than 30%, the Fund is expected to experience subsequent losses on a one-to-one basis (i.e., if the [TBD LARGE CAP] Price Index loses 5%, the Fund loses approximately 5%, and if the [TBD LARGE
3

CAP] Price Index loses 35%, the Fund loses approximately 10%). The buffer is calculated before taking into account the fees and expenses charged to shareholders.

If an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value by 30% or more from the value of the Fund’s NAV at the beginning of the Outcome Period (the “Outcome NAV”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). However, that investor’s potential gain will be larger than the Fund’s cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Fund Shares, plus any additional gains between the Outcome NAV and the cap. The cap and buffer relative to the Outcome NAV will not change over the Outcome Period. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV for an Outcome Period, then a shareholder may experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 75% for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund Shares after the beginning of an Outcome Period may lose their entire investment. Additionally, despite the intended buffer, a shareholder who purchases Shares at the beginning of the Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to a cap of [ ]% before fees and expenses. The cap is reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee for the Outcome Period. The Fund is subject to an upside return cap that represents the anticipated maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the [TBD LARGE CAP] Price Index experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the [TBD LARGE CAP] Price Index, but any percentage gains over the cap will not be experienced by the Fund. This means that if the [TBD LARGE CAP] Price Index experiences gains for an Outcome Period in excess of the cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the [TBD LARGE CAP] Price Index, the cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The cap is set at the beginning of each Outcome Period. The cap is provided prior to taking into account annual Fund management fees of [ ]% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any non-routine or extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. By way of example, if the cap for an Outcome Period is [ ]%, and the Fund’s annual management fee is [ ]%, the cap would be reduced to [ ]%, and could be lower if the Fund incurs non-routine or extraordinary expenses or other costs and expenses that are not borne by the Adviser under its unitary management fee. The defined cap applicable to an Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, [TBD
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LARGE CAP] Price Index volatility and the relationship of puts and calls on the underlying FLEX Options. The cap for the initial Outcome Period of April 1, 2020 to March 31, 2021 is [ ]% (before fees and expenses) and would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.

The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases put and call FLEX Options at or near the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the [TBD LARGE CAP] Price Index is approximately equal to the price per unit of shares of the [TBD LARGE CAP] Price Index. The cap is the strike price of those sold FLEX Options.

The cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Fund Shares and the Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer.

Use of FLEX Options
The Adviser has constructed a portfolio principally composed of FLEX Options on the [TBD LARGE CAP] Price Index that are each set to expire on the last day of the Outcome Period.  The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Adviser selects the strike price for each FLEX Option for the market exposure and buffer, but the strike price for the cap will be based upon prevailing market conditions.  The strike prices are set such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained, depending on the performance of the [TBD LARGE CAP] Price Index over the duration of the Outcome Period.

The outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The first layer is designed to produce returns that match those of the [TBD LARGE CAP] Price Index for the Outcome Period.  These returns are subject to the cap, a maximum investment return level, which is discussed below. In seeking to achieve these returns, the Fund will purchase a call option (giving the Fund the right to receive a cash settlement equal to the amount by which the closing price of the [TBD LARGE CAP] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the right to receive a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD LARGE CAP] Price Index, times a specified multiple), while simultaneously selling a call option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the closing price of the [TBD LARGE CAP] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD LARGE CAP] Price Index, times a specified multiple).  Each of these FLEX Options has a specifically selected
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strike price.

The second layer is designed to produce the Fund’s objective to provide returns that are buffered by up to 25% if the [TBD LARGE CAP] Price Index experiences a loss greater than 5% during the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The buffer that the Fund seeks to provide is only operative against the first 30% of [TBD LARGE CAP] Price Index losses for the Outcome Period. After the [TBD LARGE CAP] Price Index has decreased in value by more than 30%, the Fund is expected to experience all subsequent losses on a one-to-one basis. In seeking to achieve the buffer, the Fund both buys and sells a put option. Both of these FLEX Options have a specifically selected strike price. The effect created by these two positions is that if the [TBD LARGE CAP] Price Index has decreased in value by an amount less than 5% over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a loss that equals the loss experienced by the [TBD LARGE CAP] Price Index, less fees and expenses. Additionally, if the [TBD LARGE CAP] Price Index has decreased in value between 5% and 30% over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a loss equal to 5%. Lastly, if the [TBD LARGE CAP] Price Index has decreased in value by greater than 30% over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a loss that is 25% less than the loss experienced by the [TBD LARGE CAP] Price Index.

The third layer is designed to establish the cap, or the maximum investment return an investor can expect to achieve if the investor holds Shares for the entirety of the Outcome Period.  To create the cap, the Fund will sell a call option.  This FLEX Option has a specifically selected strike price, which is determined so that the combined net FLEX Options purchase price utilized in the layers discussed above is approximately equal to the Fund’s NAV.  This strike price is designed to produce the cap and will be based upon prevailing market conditions.

Each of the FLEX Options purchased and sold throughout the Outcome Period is anticipated to have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at or near the beginning of the Outcome Period.  A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Additionally, as is discussed in further detail below, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD LARGE CAP] Price Index. While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the [TBD LARGE CAP] Price Index (meaning that the Fund’s NAV will increase if the [TBD LARGE CAP] Price Index experiences gains and that the Fund’s NAV will decrease if the [TBD LARGE CAP] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.
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The expiration date for each of the Fund’s FLEX Options is the approximate termination date of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the [TBD LARGE CAP] Price Index in certain illustrative scenarios over the course of the entire Outcome Period. These charts do not take into account payment by the Fund of fees and expenses and do not reflect the impact of taxes. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period. Additional hypothetical graphical representations of the outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

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General Information on the FLEX Options
In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price. The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the [TBD LARGE CAP] Price Index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.

The FLEX Options that the Fund will hold that reference the [TBD LARGE CAP] Price Index will give the Fund the right to receive or deliver the cash value of the [TBD LARGE CAP] Price Index on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX
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Options are listed on the Chicago Board Options Exchange. FLEX Options may be less liquid than more traditional exchange-traded options.

The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold at or near the beginning of the Outcome Period.

In addition, when the Adviser believes that doing so may help the Fund to achieve its investment objective, the Fund may also invest in index futures contracts or exchange-traded funds (“ETFs”) that seek to track the performance of the [TBD LARGE CAP] Price Index or similar indexes.

The Fund’s website, [___], provides information relating to the outcomes, including the Fund’s position relative to the cap and buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL Risks

The Shares will change in value, and you could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD LARGE CAP] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.
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Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return loss of 5% if the [TBD LARGE CAP] Price Index decreases over the Outcome Period by an amount between 5% and 30%. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD LARGE CAP] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD LARGE CAP] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period.  The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on or near the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk. A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s
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portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the [TBD LARGE CAP] Price Index up to the specified cap if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD LARGE CAP] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund may invest a relatively high percentage of its assets in a limited number of issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less
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liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk.  The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Fund’s Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

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Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained.  Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV.  The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD LARGE CAP] Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (as defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Derivatives Risk. The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

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Exchange Traded Funds Risk. The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund meet its investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in ETFs that attempt to track a specified index. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of the ETF’s underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.  Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.  This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

PERFORMANCE

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As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

MANAGEMENT

Investment Adviser

Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”)

Portfolio Manager

The following person serves as portfolio manager of the Fund.

•	Thomas Paustian, CFA, Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC has served as Portfolio Manager for the Fund since [April] 2020.

The portfolio manager is responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of [___] Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for a basket of cash and/or instruments that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), AIM or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the outcomes subject to a buffer and cap based upon the performance of the [TBD LARGE CAP] Price Index. By layering both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match those of the [TBD LARGE CAP] Price Index for the Outcome Period if the [TBD LARGE CAP] Price Index experiences gains up to the cap, and buffered losses for the Outcome Period if the [TBD LARGE CAP] Price Index experiences losses, only over a complete Outcome Period. Both the cap and the buffer are provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  Such fees and expenses will reduce the cap. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns or to match the returns of the [TBD LARGE CAP] Price Index for the Outcome Period up to the cap.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).  The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  FLEX Options are exchange-traded options contracts with uniquely customizable terms. Each FLEX Option that the Fund enters into references the [TBD LARGE CAP] Price Index and expires on the last day of the Outcome Period.  The FLEX Options, however, have varying strike prices.  The layering of these FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome. The Fund has three main layers of FLEX Options as set forth below.

Layer	Label	Position	Index	Strike	Expiration
1	(a)	Purchased call option	[TBD LARGE CAP] Price Index	Less than 100%	Final day of Outcome Period (March 31)
	(b)	Sold put option		Less than 100%
	(c)	Purchased put option		Greater than 100%
	(d)	Sold call option		Greater than 100%
2	(e)	Sold put option		Less than 100%
	(f)	Purchased put option		Less than 100%
3	(g)	Sold call option		Determined at beginning of Outcome Period

Layer 1	Seeks to Match [TBD LARGE CAP] Price Index Exposure	The first layer involves buying and selling calls and puts (a), (b), (c), and (d), at pre-determined strikes to provide the desired [TBD LARGE CAP] Price Index participation.
Layer 2	Downside Buffer	The second layer involves buying and selling puts (e) and (f). Together they produce the downside buffer.
Layer 3	Upside Cap
The final layer involves selling a call (g), which creates the upside cap. The strike price at which (g) is sold is determined so that the combined net options purchase price is approximately equal to the Fund’s NAV, as illustrated in the figure below.

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•
The combination of FLEX Options (a)+(b)+(c)+(d) is designed to provide exposure that matches that of the [TBD LARGE CAP] Price Index.  At the expiration date, these FLEX Options realize a value equal to that of the [TBD LARGE CAP] Price Index.

•
Taken together, positions (e) and (f) produce the 25% “buffer,” from -5% to -30%,  where position (f) is the top end of the buffer and position (e) is the bottom end. The payoff at expiration is intended to compensate for losses experienced by the [TBD LARGE CAP] Price Index (if any), between -5% and -30%.

•	The strike level of the FLEX Option in position (g) produces the cap and is chosen so that the combined net FLEX Options purchase price in (a) through (g) is approximately equal to the Fund’s NAV.

•
The combination of positions (a) through (g) creates a maximum growth opportunity equal to the return experienced by the [TBD LARGE CAP] Price Index at expiration, not to exceed the cap, while providing a buffer from losses between 5% and 30%.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide.   The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the cap and buffer) distinguish it from standard investment products and may make it unsuitable for some investors.  To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Suitability.”

The Fund’s investment objective may be changed by the Board without shareholder approval.
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Additionally, the Fund may liquidate and terminate at any time without shareholder approval.  Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.   Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date).  The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price.  Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms.  Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)
The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its
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investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded company.  The Fund may invest in ETFs that seek to track the performance of the [TBD LARGE CAP] Price Index or similar indexes. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Additional Investments

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio manager believes the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [website].

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above.

Principal Risks

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD LARGE CAP] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.

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Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return loss of 5% if the [TBD LARGE CAP] Price Index decreases over the Outcome Period in an amount between 5% and 30%. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD LARGE CAP] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD LARGE CAP] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD LARGE CAP] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD LARGE CAP] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD LARGE CAP] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD LARGE CAP] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD LARGE CAP] Price Index.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period.  The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk. A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.   Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal
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investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD LARGE CAP] Price Index if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk.  The Fund’s strategy seeks to provide returns that match those of the [TBD LARGE CAP] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable
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objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index. This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law. If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the [TBD LARGE CAP] Price Index may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, Shareholders could have a lower after-tax return from investing in the Fund than investing directly in the [TBD LARGE CAP] Price Index.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the FLEX Options are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its
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shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV. The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk.  Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to
23

market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD LARGE CAP] Price Index, failed or inadequate processes and technology or systems failures.  The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Risks of Futures Contracts.  The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.

Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the
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Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Fund’s Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.   This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

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Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws. The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

Investor Suitability

An investment in Shares may be suitable for you if:

•	You fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•
You are willing to be exposed to the downside performance of the [TBD LARGE CAP] Price Index from 0% to 5% or beyond the 5% to 30% buffer at a rate of 1% for each 1% that the level of the [TBD LARGE CAP] Price Index drops.

•	You are willing to forgo any dividends paid on the equity securities included in the [TBD LARGE CAP] Price Index.

•	You are willing to hold Shares for the duration of the Outcome Period or understand the risks of purchasing or selling Shares during the Outcome Period.

•
You believe that the level of the [TBD LARGE CAP] Price Index will increase over the term of the Outcome Period and you are willing to give up any appreciation of the [TBD LARGE CAP] Price Index in excess of the cap.

•	You understand and accept that your potential return is limited by the cap.

•	You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD LARGE CAP]
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Price Index.

•	You do not seek current income from your investment.

•	You understand and accept the risks associated with the [TBD LARGE CAP] Price Index.

•	You understand the cap is expected to rise or fall from one Outcome Period to the next.

•	You are willing to assume counterparty risk with the OCC.

An investment in Shares may not be suitable for you if:

•	You do not fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You seek an investment designed to provide a full return of principal at maturity.

•
You cannot tolerate exposure to the downside performance of the [TBD LARGE CAP] Price Index from 0% to 5% or beyond the 5% to 30% buffer at a rate of 1% for each 1% that the level of the [TBD LARGE CAP] Price Index drops.

•	You prefer to receive the dividends paid on the equity securities included in the [TBD LARGE CAP] Price Index.

•	You are unable to accept the risks of holding the Shares for the duration of the Outcome Period or do not understand the risks of purchasing or selling Shares during the Outcome Period.

•
You seek an investment that participates in the full appreciation of the [TBD LARGE CAP] Price Index or that has unlimited return potential, or you are unwilling to invest in Shares based on the cap specified on the cover page hereof.

•
You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD LARGE CAP] Price Index.

•	You seek current income from your investment.

•	You do not understand or accept the risks associated with the [TBD LARGE CAP] Price Index.

•	You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

•	You are unwilling to assume counterparty risk with the OCC.

Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act.
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The Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Delaware statutory trust.   The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser.  In its capacity as investment adviser, AIM has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Manager

Thomas Paustian serves as the Fund’s portfolio manager.

•
Thomas Paustian, CFA, is a Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC. Mr. Paustian has served as Portfolio Manager for the Fund since [April] 2020. Mr. Paustian also services as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016. Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009. Mr. Paustian has 15 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives.

For additional information concerning AIM, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Shares may also be found in the SAI.

MANAGEMENT FEE

Pursuant to an investment advisory agreement between AIM and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay a unitary management fee to AIM in an amount equal to the annual rate of [___]% of its average daily net assets.  This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate AIM for the services it provides to the Fund.  Under the Investment Management Agreement, AIM pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s management fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Manager of Managers Structure.  The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager
28

of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition. With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeems its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers.  Shares will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  Share prices are reported in dollars and cents per Share.  There is no minimum investment.  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

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BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

SHARE TRADING PRICES

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV.  Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Information regarding the intraday value of Shares, also known as the “indicative intraday value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the investments and/or cash contained in the portfolio at the beginning of the trading day. The IIV does not necessarily reflect the best possible valuation of the current portfolio of investments held by the Fund, and may not be calculated in the same manner as the NAV. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio instruments held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor.  The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly.  Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases.  However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades.  In addition, the Fund reserves the right to not accept orders from Authorized Participants that AIM has determined may be disruptive to the management of the Fund
30

or otherwise are not in the best interests of the Fund.  For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund intends to elect and qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• Your Fund makes distributions,

• You sell your Shares listed on the Exchange, and

• You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the securities underlying the index.  This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law.  If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status.

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Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or
32

other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

Treatment of the Options

The Fund’s investments in offsetting positions with respect to the [TBD LARGE CAP] Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the Options are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.  On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long- term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section
1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

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To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all
34

liabilities, and dividing such amount by the total number of Shares outstanding.  The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The securities (other than short-term debt securities) held by the Fund are generally valued at current market prices. If market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board.

Options purchased and held by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Board.

The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Board or its designees instead of being determined by the market.

Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

[___], [address], serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  AIM cannot predict whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, will be found at [website].

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in recent SEC exemptive orders granted to ETFs, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Financial Highlights

35

The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.
36

ALLIANZIM U.S. LARGE CAP BUFFER25 APR ETF

For more detailed information on the Fund, several additional sources of information are available to you.  The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders. Once available, in the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year.  The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at [___], on the Fund’s website at [___] or through your financial advisor.  Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive Minneapolis, MN 55416 [phone] [website]	1940 Act File #: 811-23504

Subject to Completion – Preliminary Prospectus

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Prospectus

AllianzIM International Buffer15 Apr ETF

(NYSE Arca—[ticker])
[___], 2020

AllianzIM International Buffer15 Apr ETF (the “Fund”)
is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

• The Fund’s investment objective intends to provide return attribute characteristics that are distinct from traditional strategies. It is important that an investor understand these characteristics before making an investment in the Fund.
• The Fund intends to invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) on the [TBD INTERNATIONAL] Price Return Index (“[TBD INTERNATIONAL] Price Index”).  FLEX Options are customizable exchange-traded options contracts guaranteed for settlement by the Options Clearing Corporation.  The Fund uses FLEX Options to pursue a defined outcome strategy that seeks to achieve investment outcomes based upon the performance of an underlying security or index at the end of the Outcome Period. The outcomes sought by the Fund, which include the buffer and cap discussed below (“Buffer and Cap”), are based upon the performance of the [TBD INTERNTIONAL] Price Index over the period of April 1, 2020 through March 31, 2021. This period is referred to as the “Outcome Period.” Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. There is no guarantee that the outcomes sought for an Outcome Period will be realized.
• The Fund’s strategy has been specifically designed to seek to achieve the outcomes based upon the [TBD INTERNATIONAL] Price Index’s returns over the duration of the Outcome Period.  The outcomes may only be realized if you are holding shares at the beginning of the Outcome Period and continue to hold them on the last day of the Outcome Period.  If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Please note, if the Outcome Period has begun and the Fund has increased in value to a level near to the cap (as defined below), an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks.  There is no guarantee that the Fund will successfully achieve its investment objective.
• Fund shareholders are subject to an upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the [TBD INTERNATIONAL] Price Index, if the [TBD INTERNATIONAL] Price Index experiences returns for the Outcome Period in excess of the cap, you will not experience those excess gains. The cap is set at the beginning of the Outcome Period and is [__]% prior to taking into account any fees or expenses charged to shareholders.  When the Fund’s annual management fee of [__]% of the Fund’s average daily net assets is taken into account, the cap is reduced to [__]%. An investor’s return will be further reduced by any shareholder transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  It is expected that the cap will rise or fall from one Outcome Period to the next. There is no guarantee that the cap will remain the same upon the conclusion of the Outcome Period.
• The Fund only seeks to provide shareholders that hold shares for the entire Outcome Period with a buffer against the first 15% of [TBD INTERNATIONAL] Price Index losses (based upon the value of the [TBD INTERNATIONAL] Price Index at the time the Fund entered into the FLEX Options at or near the beginning of the Outcome Period) during the Outcome Period. (continued on next page)

(continued from previous page)
You will bear all [TBD INTERNATIONAL] Price Index losses exceeding 15% on an expected one-to-one basis. The buffer is provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund. A shareholder that purchases shares at the beginning of the Outcome Period may lose their entire investment. (continued on next page)

While the Fund seeks to limit losses to 85% for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the 15% buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period.  An investment in the Fund is only appropriate for shareholders willing to bear those risks.
• The outcomes are based on the Fund’s net asset value, the per share value of the Fund’s assets (“NAV”) at the beginning of the Outcome Period. The Fund’s assets are expected to be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the [TBD INTERNATIONAL] Price Index.  However, because the value of the underlying FLEX Options is affected by, among other things, changes in the value of the [TBD INTERNATIONAL] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD INTERNATIONAL] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD INTERNATIONAL] Price Index. While the Fund’s investment adviser, Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”), generally anticipates that the Fund’s NAV will move in a similar direction as the [TBD INTERNATIONAL] Price Index (meaning that the Fund’s NAV generally will increase if the [TBD INTERNATIONAL] Price Index experiences gains and that the Fund’s NAV generally will decrease if the [TBD INTERNATIONAL] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the [TBD INTERNATIONAL] Price Index, and it is possible they may move in different directions.  During the Outcome Period, the movement of the Fund’s NAV is not anticipated to match that of the [TBD INTERNATIONAL] Price Index.  The Fund’s strategy is designed to seek to achieve the outcomes upon the expiration of the FLEX Options at or near the end of the Outcome Period. It should not be expected that the outcomes will be provided at any point prior to that time and there is no guarantee that the outcomes will be achieved on the last day of the Outcome Period.
• The Fund’s website, [______], provides important Fund information (including Outcome Period start and end dates and the cap and buffer), as well as information relating to the potential outcomes of an investment in the Fund on a daily basis.  If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website to fully understand potential investment outcomes.
• As stated above and explained in greater detail within the prospectus, if the Fund has experienced certain levels of either gains or losses since the beginning of the Outcome Period, there may be little to no ability to achieve gains or benefit from the buffer for the remainder of the Outcome Period. The website contains important information that will assist you in determining whether to buy shares.
• Although the Fund’s shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and certain fees and expenses incurred by the Fund.  The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.  The table on the following page provides considerations for determining whether an investment in the Fund is appropriate for you.

Investor Suitability Considerations

You should only consider this investment if:
• You fully understand the risks inherent in an investment in the Fund;
• You desire to invest in a product with a return that depends upon the performance of the [TBD INTERNATIONAL] Price Index over the Outcome Period;
• You fully understand the risks inherent in investment exposure to non-U.S. companies;
• You are willing to hold shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are willing to forgo any gains in excess of the
cap;
• You understand that the Fund’s investments do not provide for dividends to the Fund;
• You fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are willing to accept the risk of losing your entire investment;
• You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase; and
• You understand the cap is expected to rise or fall from one Outcome Period to the next.

You should not consider this investment if:
• You do not fully understand the risks inherent in an investment in the Fund;
• You do not desire to invest in a product with a return that depends upon the performance of the [TBD INTERNATIONAL] Price Index over the Outcome Period;
• You do not fully understand the risks inherent in investment exposure to non-U.S. companies;
• You are unwilling to accept the risks of holding shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You do not fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are unwilling to forgo any gains in excess of the
cap;
• You do not fully understand that the Fund’s investments do not provide for dividends to the Fund;
• You do not fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are unwilling to accept the risk of losing your entire investment;
• You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase; or
• You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Summary Information	[__]

Additional Information About the Fund’s Principal Investment Strategies	[__]

Fund Investments	[__]

Additional Risks of Investing in the Fund	[__]

Investor Suitability	[__]

Management of the Fund	[__]

How to Buy and Sell Shares	[__]

Dividends, Distributions and Taxes	[__]

Distribution	[__]

Net Asset Value	[__]

Fund Service Providers	[__]

Premium/Discount Information	[__]

Investments by Other Investment Companies	[__]

Financial Highlights	[__]

INVESTMENT OBJECTIVE

The Fund seeks to match the returns of the [TBD INTERNATIONAL] Price Index, up to a specified upside cap (prior to taking into account management fees and other fees and expenses) while providing a buffer against the first 15% of [TBD INTERNATIONAL] Price Index losses, for the currently effective Outcome Period from April 1 to March 31.  The cap and buffer will be reduced after taking into account management fees and other fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	[___]%
Total Annual Fund Operating Expenses	[___]%
1 Other expenses are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.
1

PRINCIPAL INVESTMENT STRATEGIES

General Strategy Description.  Under normal market conditions, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the [TBD INTERNATIONAL] Price Return Index (“[TBD INTERNATIONAL] Price Index”).  FLEX Options are customized equity or index options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.  The reference index for the Fund’s FLEX Options is the [TBD INTERNATIONAL] Price Index, a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States.

The Fund uses FLEX Options to employ an outcome-based strategy which seeks to match the performance of the [TBD INTERNATIONAL] Price Index, subject to a buffer and cap. The Fund seeks to buffer against the first 15% of losses, and is subject to a cap of [ ]% (before fees and expenses). The cap would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, based on the performance of the [TBD INTERNATIONAL] Price Index over a one-year period (the “Outcome Period”). For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. In general, the target outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the [TBD INTERNATIONAL] Price Index appreciates over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide upside participation that is intended to match that of the [TBD INTERNATIONAL] Price Index, up to a cap that is determined at the start of the Outcome Period. The cap for the initial Outcome Period is [ ]% before fees and expenses. The cap is reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.
•  If the [TBD INTERNATIONAL] Price Index decreases over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide a payoff at expiration that is intended to compensate for losses experienced by the [TBD INTERNATIONAL] Price Index (if any), in an amount not expected to exceed 15% before fees and expenses.
•  If the [TBD INTERNATIONAL] Price Index has decreased in value by more than 15% over the Outcome Period, the Fund is expected to experience all subsequent losses on a one-to-one basis.
•  An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

Outcome Period
The investment objective of the Fund, which includes a buffer and cap as discussed below, is based upon the performance of the [TBD INTERNATIONAL] Price Index over the period of April 1 through March 31. This period is referred to as the “Outcome Period.” Following the initial Outcome Period of April 1, 2020 through March 31, 2021, each subsequent Outcome Period will be a one-year period from April 1 to March 31. The Fund resets each Outcome Period by investing in a new set of FLEX Options that will
2

provide a new cap for the new Outcome Period.  This means that the cap is expected to change for each Outcome Period and is based upon prevailing market conditions at the beginning of each Outcome Period.  The cap and buffer, and the Fund’s position relative to each, should be considered before investing in the Fund. The Fund will be indefinitely offered with a new Outcome Period beginning following the conclusion of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period. Both the cap and buffer are fixed levels that are calculated in relation to the [TBD INTERNATIONAL] Price Index price and the Fund’s net asset value (“NAV”) at the beginning of an Outcome Period. While the cap and buffer reference the performance of the [TBD INTERNATIONAL] Price Index over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the [TBD INTERNATIONAL] Price Index, but not always. Because the [TBD INTERNATIONAL] Price Index price and the Fund’s NAV will change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because the cap and buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund’s NAV at the start of the Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Fund’s value. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information. The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index. The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Fund Shares for that entire Outcome Period.

Buffer and Cap
The outcomes sought by the Fund’s buffer and cap are based upon the Fund’s NAV at the beginning of the Outcome Period.  FLEX Options are entered into at or near the beginning of the Outcome Period and expire at or near the end of the Outcome Period.  Each FLEX Option’s value is ultimately derived from the performance of the [TBD INTERNATIONAL] Price Index during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the cap and buffer both relate to the Fund’s NAV at the beginning of the Outcome Period.

The Fund seeks to provide a buffer on the first 15% loss of the [TBD INTERNATIONAL] Price Index over each Outcome Period. After the [TBD INTERNATIONAL] Price Index has decreased in value by more than 15%, the Fund is expected to experience subsequent losses on a one-to-one basis (i.e., if the [TBD INTERNATIONAL] Price Index loses 20%, the Fund loses approximately 5%). The buffer is
3

calculated before taking into account the fees and expenses charged to shareholders.

If an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value by 15% or more from the value of the Fund’s NAV at the beginning of the Outcome Period (the “Outcome NAV”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). However, that investor’s potential gain will be larger than the Fund’s cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Fund Shares, plus any additional gains between the Outcome NAV and the cap. The cap and buffer relative to the Outcome NAV will not change over the Outcome Period. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV for an Outcome Period, then a shareholder may experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 85% for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund Shares after the beginning of an Outcome Period may lose their entire investment. Additionally, despite the intended buffer, a shareholder who purchases Shares at the beginning of the Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to a cap of [ ]% before fees and expenses. The cap is reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee for the Outcome Period. The Fund is subject to an upside return cap that represents the anticipated maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the [TBD INTERNATIONAL] Price Index experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the [TBD INTERNATIONAL] Price Index, but any percentage gains over the cap will not be experienced by the Fund. This means that if the [TBD INTERNATIONAL] Price Index experiences gains for an Outcome Period in excess of the cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the [TBD INTERNATIONAL] Price Index, the cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The cap is set at the beginning of each Outcome Period. The cap is provided prior to taking into account annual Fund management fees of [ ]% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any non-routine or extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. By way of example, if the cap for an Outcome Period is [ ]%, and the Fund’s annual management fee is [ ]%, the cap would be reduced to [ ]%, and could be lower if the Fund incurs non-routine or extraordinary expenses or other costs and expenses that are not borne by the Adviser under its unitary management fee. The defined cap applicable to an Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, [TBD INTERNATIONAL] Price Index volatility, and the relationship of puts and
4

calls on the underlying FLEX Options. The cap for the initial Outcome Period of April 1, 2020 to March 31, 2021 is [ ]% (before fees and expenses) and would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.

The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases put and call FLEX Options at or near the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the [TBD INTERNATIONAL] Price Index is approximately equal to the price per unit of shares of the [TBD INTERNATIONAL] Price Index. The cap is the strike price of those sold FLEX Options. The cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Fund Shares and the Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer.

Use of FLEX Options
The Adviser has constructed a portfolio principally composed of FLEX Options on the [TBD INTERNATIONAL] Price Index that are each set to expire on the last day of the Outcome Period.  The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Adviser selects the strike price for each FLEX Option for the market exposure and buffer, but the strike price for the cap will be based upon prevailing market conditions.  The strike prices are set such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained, depending on the performance of the [TBD INTERNATIONAL] Price Index over the duration of the Outcome Period.

The outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The first layer is designed to produce returns that match those of the [TBD INTERNATIONAL] Price Index for the Outcome Period. These returns are subject to the cap, a maximum investment return level, which is discussed below. In seeking to achieve these returns, the Fund will purchase a call option (giving the Fund the right to receive a cash settlement equal to the amount by which the closing price of the [TBD INTERNATIONAL] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the right to receive a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD INTERNATIONAL] Price Index, times a specified multiple), while simultaneously selling a call option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the closing price of the [TBD INTERNATIONAL] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD INTERNATIONAL] Price Index, times a specified multiple). Each of these FLEX Options has a specifically selected strike price.

The second layer is designed to produce the Fund’s objective to provide returns that are buffered by up
5

to 15% if the [TBD INTERNATIONAL] Price Index experiences a loss during the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The buffer that the Fund seeks to provide is only operative against the first 15% of [TBD INTERNATIONAL] Price Index losses for the Outcome Period. After the [TBD INTERNATIONAL] Price Index has decreased in value by more than 15%, the Fund is expected to experience all subsequent losses on a one-to-one basis.  In seeking to achieve the buffer, the Fund both buys and sells a put option.  Both of these FLEX Options have a specifically selected strike price.  The effect created by these two positions is that if the [TBD INTERNATIONAL] Price Index has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks the right to receive the amount of its principal investment (if the [TBD INTERNATIONAL] Price Index decreased in value by 15% or less) or to experience a loss that is 15% less than the loss experienced by the [TBD INTERNATIONAL] Price Index (if the [TBD INTERNATIONAL] Price Index decreased in value by more than 15%).

The third layer is designed to establish the cap, or the maximum investment return an investor can expect to achieve if the investor holds Shares for the entirety of the Outcome Period.  To create the cap, the Fund will sell a call option.  This FLEX Option has a specifically selected strike price, which is determined so that the combined net FLEX Options purchase price utilized in the layers discussed above is approximately equal to the Fund’s NAV.  This strike price is designed to produce the cap and will be based upon prevailing market conditions.

Each of the FLEX Options purchased and sold throughout the Outcome Period is anticipated to have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at or near the beginning of the Outcome Period.  A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Additionally, as is discussed in further detail below, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the [TBD INTERNATIONAL] Price Index, and it is possible they may move in different directions.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD INTERNATIONAL] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD INTERNATIONAL] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD INTERNATIONAL] Price Index.  While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the [TBD INTERNATIONAL] Price Index (meaning that the Fund’s NAV will increase if the [TBD INTERNATIONAL] Price Index experiences gains and that the Fund’s NAV will decrease if the [TBD INTERNATIONAL] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the [TBD INTERNATIONAL] Price Index, and it is possible they may move in different directions.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index. The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the approximate termination date of the
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Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the [TBD INTERNATIONAL] Price Index in certain illustrative scenarios over the course of the entire Outcome Period. These charts do not take into account payment by the Fund of fees and expenses and do not reflect the impact of taxes. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period. Additional hypothetical graphical representations of the outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

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General Information on the FLEX Options
In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price. The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the [TBD INTERNATIONAL] Price Index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.

The FLEX Options that the Fund will hold that reference the [TBD INTERNATIONAL] Price Index will give the Fund the right to receive or deliver the cash value of the [TBD INTERNATIONAL] Price Index on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options are listed on the Chicago Board Options Exchange. FLEX Options may be less liquid than more traditional exchange-traded options.
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The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold at or near the beginning of the Outcome Period.

In addition, when the Adviser believes that doing so may help the Fund to achieve its investment objective, the Fund may also invest in index futures contracts or exchange-traded funds (“ETFs”) that seek to track the performance of the [TBD INTERNATIONAL] Price Index or similar indexes.

The Fund’s website, [_______], provides information relating to the outcomes, including the Fund’s position relative to the cap and buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL Risks

The Shares will change in value, and you could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD INTERNATIONAL] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD INTERNATIONAL] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD INTERNATIONAL] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.  Since the [TBD INTERNATIONAL] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD INTERNATIONAL] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset.  The Fund’s strategy is designed to produce the outcomes
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upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD INTERNATIONAL] Price Index losses if the [TBD INTERNATIONAL] Price Index decreases over the Outcome Period by 15% or less. A shareholder may lose their entire investment.  The Fund’s strategy seeks to deliver returns that match those of the [TBD INTERNATIONAL] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD INTERNATIONAL] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD INTERNATIONAL] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD INTERNATIONAL] Price Index over the Outcome Period, up to the maximum return imposed by the cap. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.   Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD INTERNATIONAL] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD INTERNATIONAL] Price Index  and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD INTERNATIONAL] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD INTERNATIONAL] Price Index.  Since the [TBD INTERNATIONAL] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD INTERNATIONAL] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on or near the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk. A new cap is established at the beginning of each Outcome Period and is dependent
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on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.  Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD INTERNATIONAL] Price Index up to the specified cap if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD INTERNATIONAL] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

[Japan Risk.  As of [___], the [TBD INTERNATIONAL] Price Index had significant exposure to Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economy is characterized by government intervention and protectionism, reliance on oil imports, an unstable financial services sector and relatively high unemployment. Additionally, since 2000 Japan has experienced relatively low economic growth, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies.  Accordingly, Japan’s economic growth is heavily dependent on continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies.  Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund.]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as
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amended (the “Code”).  The Fund may invest a relatively high percentage of its assets in a limited number of issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Smaller Companies Risk.  Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Non-U.S. Securities Risk.   Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Currency Risk.  Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of the FLEX Options on the [TBD INTERNATIONAL] Price Index in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk.  The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published
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IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Fund’s Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress.  During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the
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Exchange at market prices that may be below, at or above the Fund’s NAV.  The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD INTERNATIONAL] Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (as defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

Exchange Traded Funds Risk. The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund meet its investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares. The Fund will invest in ETFs that attempt to track a specified index. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of the ETF’s underlying index. The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that
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effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.  Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.   Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.  This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

MANAGEMENT

Investment Adviser

Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”)

Portfolio Manager

The following person serves as portfolio manager of the Fund.

• Thomas Paustian, CFA, Hedge Portfolio Manager and Vice President at Allianz Investment
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Management LLC has served as Portfolio Manager for the Fund since [April] 2020.

The portfolio manager is responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of [__] Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for a basket of cash and/or instruments that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), AIM or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the outcomes subject to a buffer and cap based upon the performance of the [TBD INTERNATIONAL] Price Index.  By layering both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match those of the [TBD INTERNATIONAL] Price Index for the Outcome Period if the [TBD INTERNATIONAL] Price Index experiences gains up to the cap, and buffered losses for the Outcome Period if the [TBD INTERNATIONAL] Price Index experiences losses, only over a complete Outcome Period.  Both the cap and the buffer are provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund.   Such fees and expenses will reduce the cap.   There is no guarantee that the Fund will be successful in its attempt to provide buffered returns or to match the returns of the [TBD INTERNATIONAL] Price Index for the Outcome Period up to the cap.

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The [TBD INTERNATIONAL] Price Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. The [TBD INTERNATIONAL] Price Index provides exposure to companies located in the following countries: [______________].

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).  The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  FLEX Options are exchange-traded options contracts with uniquely customizable terms. Each FLEX Option that the Fund enters into references the [TBD INTERNATIONAL] Price Index and expires on the last day of the Outcome Period.  The FLEX Options, however, have varying strike prices.   The layering of these FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome. The Fund has three main layers of FLEX Options as set forth below.
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Layer	Label	Position	Index	Strike	Expiration
1	(a)	Purchased call option	[TBD INTERNATIONAL] Price Index	Less than 100%	Final day of Outcome Period (March 31)
	(b)	Sold put option		Less than 100%
	(c)	Purchased put option		Greater than 100%
	(d)	Sold call option		Greater than 100%
2	(e)	Sold put option		Less than 100%
	(f)	Purchased put option		100%
3	(g)	Sold call option		Determined at beginning of Outcome Period

Layer 1	Seeks to Match [TBD INTERNATIONAL] Price Index Exposure	The first layer involves buying and selling calls and puts (a), (b), (c), and (d), at pre-determined strikes to provide the desired [TBD INTERNATIONAL] Price Index participation.
Layer 2	Downside Buffer	The second layer involves buying and selling puts (e) and (f). Together they produce the downside buffer.
Layer 3	Upside Cap
The final layer involves selling a call (g), which creates the upside cap. The strike price at which (g) is sold is determined so that the combined net options purchase price is approximately equal to the Fund’s NAV, as illustrated in the figure below.

•
The combination of FLEX Options (a)+(b)+(c)+(d) is designed to provide exposure that matches that of the [TBD INTERNATIONAL] Price Index. At the expiration date, these FLEX Options realize a value equal to that of the [TBD INTERNATIONAL] Price Index.

•	Taken together, positions (e) and (f) produce the 15% “buffer,” where position (f) is the top end of the buffer and position (e) is the bottom end. The payoff at expiration is intended to
18

compensate for losses experienced by the [TBD INTERNATIONAL] Price Index (if any), in an amount not to exceed 15%.

•	The strike level of the FLEX Option in position (g) produces the cap and is chosen so that the combined net FLEX Options purchase price in (a) through (g) is approximately equal to the Fund’s NAV.

•
The combination of positions (a) through (g) creates a maximum growth opportunity equal to the return experienced by the [TBD INTERNATIONAL] Price Index at expiration, not to exceed the cap, while providing a 15% buffer from losses.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide.  The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the cap and buffer) distinguish it from standard investment products and may make it unsuitable for some investors.  To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Suitability.”

The Fund’s investment objective may be changed by the Board without shareholder approval.  Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.   Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date).  The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price.  Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an
19

index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms.  Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)
The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective.  Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts.  Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded company.  The Fund may invest in ETFs that seek to track the performance of the [TBD INTERNATIONAL] Price Index or similar indexes.  The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Additional Investments

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio manager believes the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [website].

Additional Risks of Investing in the Fund

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Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above.

Principal Risks

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD INTERNATIONAL] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD INTERNATIONAL] Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD INTERNATIONAL] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.  Since the [TBD INTERNATIONAL] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD INTERNATIONAL] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset.  The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD INTERNATIONAL] Price Index losses if the [TBD INTERNATIONAL] Price Index decreases over the Outcome Period by 15% or less.  A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD INTERNATIONAL] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD INTERNATIONAL] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap.  The Fund’s strategy seeks to deliver returns that match those of the [TBD INTERNATIONAL] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy
21

to provide shareholders with a total return that matches the increase of the [TBD INTERNATIONAL] Price Index over the Outcome Period, up to the maximum return imposed by the cap. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD INTERNATIONAL] Price Index, changes in interest rates changes in the actual and implied volatility of the [TBD INTERNATIONAL] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD INTERNATIONAL] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD INTERNATIONAL] Price Index. Since the [TBD INTERNATIONAL] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD INTERNATIONAL] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk.  A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.  Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD INTERNATIONAL] Price Index if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD INTERNATIONAL] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience
22

significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.
[Japan Risk.  As of [___], the [TBD INTERNATIONAL] Price Index had significant exposure to Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economy is characterized by government intervention and protectionism, reliance on oil imports, an unstable financial services sector and relatively high unemployment. Additionally, since 2000 Japan has experienced relatively low economic growth, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies.  Accordingly, Japan’s economic growth is heavily dependent on continued growth in international trade, relatively low commodities prices, government support of the financial services sector and other government policies.  Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund.]

Non-Diversification Risk.  The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Smaller Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Non-U.S. Securities Risk.  An investment in securities of non-U.S. companies involves risks not
23

associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency or the adoption of other governmental restrictions might adversely affect an investment in non- U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. The U.S. and non-U.S. markets often rise and fall at different times or by different amounts due to economic or other regional developments particular to a given country or region.

Currency Risk.  Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of the FLEX Options on the [TBD INTERNATIONAL] Price Index in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index. This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law. If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not
24

qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the [TBD INTERNATIONAL] Price Index may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund.  Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, Shareholders could have a lower after-tax return from investing in the Fund than investing directly in the [TBD INTERNATIONAL] Price Index.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the FLEX Options are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.  The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV.  The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase
25

and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk.  Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD INTERNATIONAL] Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Risks of Futures Contracts.  The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a
26

futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.

Exchange Traded Funds Risk.  Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares. The Fund will invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

27

The Fund’s Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.   This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws. The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

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Investor Suitability

An investment in Shares may be suitable for you if:

•	You fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•
You are willing to be exposed to the downside performance of the [TBD INTERNATIONAL] Price Index beyond the 15% buffer at a rate of 1% for each 1% that the level of the [TBD INTERNATIONAL] Price Index drops.

•	You are willing to forgo any dividends paid on the equity securities included in the [TBD INTERNATIONAL] Price Index.

•	You are willing to hold Shares for the duration of the Outcome Period or understand the risks of purchasing or selling Shares during the Outcome Period.

•
You believe that the level of the [TBD INTERNATIONAL] Price Index will increase over the term of the Outcome Period and you are willing to give up any appreciation of the [TBD INTERNATIONAL] Price Index in excess of the cap.

• You understand and accept that your potential return is limited by the cap.

•
You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD INTERNATIONAL] Price Index.

• You do not seek current income from your investment.

•	You understand and accept the risks associated with the [TBD INTERNATIONAL] Price Index, including the risks associated with exposure to non-U.S. companies.

•	You understand the cap is expected to rise or fall from one Outcome Period to the next.

• You are willing to assume counterparty risk with the OCC.

An investment in Shares may not be suitable for you if:

•	You do not fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

• You seek an investment designed to provide a full return of principal at maturity.

•
You cannot tolerate exposure to the downside performance of the [TBD INTERNATIONAL] Price Index beyond the 15% buffer at a rate of 1% for each 1% that the level of the [TBD INTERNATIONAL] Price Index drops.

•	You prefer to receive the dividends paid on the equity securities included in the [TBD INTERNATIONAL] Price Index.

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•	You are unable to accept the risks of holding the Shares for the duration of the Outcome Period or do not understand the risks of purchasing or selling Shares during the Outcome Period.

•
You seek an investment that participates in the full appreciation of the [TBD INTERNATIONAL] Price Index or that has unlimited return potential, or you are unwilling to invest in Shares based on the cap specified on the cover page hereof.

•
You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD INTERNATIONAL] Price Index.

• You seek current income from your investment.

•	You do not understand or accept the risks associated with the [TBD INTERNATIONAL] Price Index, including the risks associated with exposure to non-U.S. companies.

•	You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

• You are unwilling to assume counterparty risk with the OCC.

Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Delaware statutory trust.   The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser.  In its capacity as investment adviser, AIM has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Manager

Thomas Paustian serves as the Fund’s portfolio manager.

•
Thomas Paustian, CFA, is a Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC. Mr. Paustian has served as Portfolio Manager for the Fund since [April] 2020. Mr. Paustian also services as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016. Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009. Mr. Paustian has 15 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives.

For additional information concerning AIM, including a description of the services provided to the
30

Fund, please see the Fund’s SAI. Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Shares may also be found in the SAI.

MANAGEMENT FEE

Pursuant to an investment advisory agreement between AIM and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay a unitary management fee to AIM in an amount equal to the annual rate of [___]% of its average daily net assets.  This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate AIM for the services it provides to the Fund.  Under the Investment Management Agreement, AIM pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s management fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Manager of Managers Structure.  The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition.  With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity
31

futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeems its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers.  Shares will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  Share prices are reported in dollars and cents per Share.  There is no minimum investment.   When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

SHARE TRADING PRICES

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Information regarding the intraday value of Shares, also known as the “indicative intraday value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the investments and/or cash contained in the portfolio at the
32

beginning of the trading day. The IIV does not necessarily reflect the best possible valuation of the current portfolio of investments held by the Fund, and may not be calculated in the same manner as the NAV. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio instruments held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor.  The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly.  Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases.  However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades.  In addition, the Fund reserves the right to not accept orders from Authorized Participants that AIM has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund.  For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.  The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund intends to elect and qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed.  The tax
33

information in this prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• Your Fund makes distributions,

• You sell your Shares listed on the Exchange, and

• You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the securities underlying the index.  This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law.  If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified
34

adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

Treatment of the Options

The Fund’s investments in offsetting positions with respect to the [TBD INTERNATIONAL] Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.
35

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the Options are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.  On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long- term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.
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Distribution

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The securities (other than short-term debt securities) held by the Fund are generally valued at current market prices. If market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board.

Options purchased and held by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Board.

The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Board or its designees instead of being determined by the market.

Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.
37

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

[__], [address], serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  AIM cannot predict whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, will be found at [website].

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in recent SEC exemptive orders granted to ETFs, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.

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ALLIANZIM INTERNATIONAL BUFFER15 APR ETF

For more detailed information on the Fund, several additional sources of information are available to you.  The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders.  Once available, in the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year.  The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at [___], on the Fund’s website at [___] or through your financial advisor.  Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive Minneapolis, MN 55416 [phone] [website]	1940 Act File #: 811-23504

Subject to Completion – Preliminary Prospectus
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Prospectus

AllianzIM Emerging Markets Buffer20 Apr ETF

(NYSE Arca—[ticker])
[____], 2020

AllianzIM Emerging Markets Buffer20 Apr ETF (the “Fund”) is a series of AIM ETF Products Trust (the “Trust”) and is an actively managed ETF.

• The Fund’s investment objective intends to provide return attribute characteristics that are distinct from traditional strategies. It is important that an investor understand these characteristics before making an investment in the Fund.
• The Fund intends to invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) on the [TBD EM] Price Return Index (“[TBD EM] Price Index”).  FLEX Options are customizable exchange-traded options contracts guaranteed for settlement by the Options Clearing Corporation.  The Fund uses FLEX Options to pursue a defined outcome strategy that seeks to achieve investment outcomes based upon the performance of an underlying security or index at the end of the Outcome Period. The outcomes sought by the Fund, which include the buffer and cap discussed below (“Buffer and Cap”), are based upon the performance of the [TBD EM] Price Index over the period of April 1, 2020 through March 31, 2021.  This period is referred to as the “Outcome Period.”  Following this initial Outcome Period, each subsequent Outcome Period will be a one-year period from April 1 to March 31.  The Fund will not terminate after the conclusion of the Outcome Period.  After the conclusion of the Outcome Period, another will begin.  There is no guarantee that the outcomes sought for an Outcome Period will be realized.
• The Fund’s strategy has been specifically designed to seek to achieve the outcomes based upon the [TBD EM] Price Index’s returns over the duration of the Outcome Period. The outcomes may only be realized if you are holding shares at the beginning of the Outcome Period and continue to hold them on the last day of the Outcome Period.  If you purchase shares after the Outcome Period has begun or sell shares prior to the Outcome Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. Please note, if the Outcome Period has begun and the Fund has increased in value to a level near to the cap (as defined below), an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks.  There is no guarantee that the Fund will successfully achieve its investment objective.
• Fund shareholders are subject to an upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the [TBD EM] Price Index, if the [TBD EM] Price Index experiences returns for the Outcome Period in excess of the cap, you will not experience those excess gains. The cap is set at the beginning of the Outcome Period and is [___]% prior to taking into account any fees or expenses charged to shareholders.  When the Fund’s annual management fee of [___]% of the Fund’s average daily net assets is taken into account, the cap is reduced to [___]%. An investor’s return will be further reduced by any shareholder transaction fees and any non-routine or extraordinary expenses incurred by the Fund.  For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders.  It is expected that the cap will rise or fall from one Outcome Period to the next.  There is no guarantee that the cap will remain the same upon the conclusion of the Outcome Period.
• The Fund only seeks to provide shareholders that hold shares for the entire Outcome Period with a buffer against the first 20% of [TBD EM] Price Index losses (based upon the value of the [TBD EM] Price Index at the time the (continued on next page)

(continued from previous page)
Fund entered into the FLEX Options at or near the beginning of the Outcome Period) during the Outcome Period.  You will bear all [TBD EM] Price Index losses exceeding 20% on an expected one-to-one basis. The buffer is provided prior to taking into account annual Fund management fees equal to [___]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund. A shareholder that purchases shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 80% for shareholders who hold shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the 20% buffer, an investor purchasing shares at that price may not benefit from the buffer.
Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those risks.
• The outcomes are based on the Fund’s net asset value, the per share value of the Fund’s assets (“NAV”), at the beginning of the Outcome Period. The Fund’s assets are expected to be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the [TBD EM] Price Index.  However, because the value of the underlying FLEX Options is affected by, among other things, changes in the value of the [TBD EM] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD EM] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD EM] Price Index. While the Fund’s investment adviser, Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”), generally anticipates that the Fund’s NAV will move in a similar direction as the [TBD EM] Price Index (meaning that the Fund’s NAV generally will increase if the [TBD EM] Price Index experiences gains and that the Fund’s NAV generally will decrease if the [TBD EM] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate as the [TBD EM] Price Index, and it is possible they may move in different directions. During the Outcome Period, the movement of the Fund’s NAV is not anticipated to match that of the [TBD EM] Price Index.  The Fund’s strategy is designed to seek to achieve the outcomes upon the expiration of the FLEX Options at or near the end of the Outcome Period. It should not be expected that the outcomes will be provided at any point prior to that time and there is no guarantee that the outcomes will be achieved on the last day of the Outcome Period.
• The Fund’s website, [___], provides important Fund information (including Outcome Period start and end dates and the cap and buffer), as well as information relating to the potential outcomes of an investment in the Fund on a daily basis.   If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after the Outcome Period has begun or selling shares prior to the end of the Outcome Period should visit the website to fully understand potential investment outcomes.
• As stated above and explained in greater detail within the prospectus, if the Fund has experienced certain levels of either gains or losses since the beginning of the Outcome Period, there may be little to no ability to achieve gains or benefit from the buffer for the remainder of the Outcome Period. The website contains important information that will assist you in determining whether to buy shares.
• Although the Fund’s shares are listed for trading on a national securities exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The returns that the Fund seeks to provide do not include the costs associated with purchasing shares of the Fund and certain fees and expenses incurred by the Fund.  The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.  The table on the following page provides considerations for determining whether an investment in the Fund is appropriate for you.

Investor Suitability Considerations
You should only consider this investment if:
• You fully understand the risks inherent in an investment in the Fund;
• You desire to invest in a product with a return that depends upon the performance of the [TBD EM] Price Index over the Outcome Period;
• You fully understand the risks inherent in investment exposure to emerging market countries companies;
• You are willing to hold shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are willing to forgo any gains in excess of the cap;
• You understand that the Fund’s investments do not provide for dividends to the Fund;
• You fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are willing to accept the risk of losing your entire investment;
• You have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase; and
• You understand the cap is expected to rise or fall from one Outcome Period to the next.

You should not consider this investment if:
• You do not fully understand the risks inherent in an investment in the Fund;
• You do not desire to invest in a product with a return that depends upon the performance of the [TBD EM] Price Index over the Outcome Period;
• You do not fully understand the risks inherent in investment exposure to emerging market countries companies;
• You are unwilling to accept the risks of holding shares for the duration of the Outcome Period in order to achieve the outcomes that the Fund seeks to provide;
• You do not fully understand that investments made when the Fund is at or near to the cap may have limited to no upside;
• You are unwilling to forgo any gains in excess of the cap;
• You do not fully understand that the Fund’s investments do not provide for dividends to the Fund;
• You do not fully understand that investments made after the Outcome Period has begun may not fully benefit from the buffer;
• You are unwilling to accept the risk of losing your entire investment;
• You have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase; or
• You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Summary Information	[__]

Additional Information About the Fund’s Principal Investment Strategies	[__]

Fund Investments	[__]

Additional Risks of Investing in the Fund	[__]

Investor Suitability	[__]

Management of the Fund	[__]

How to Buy and Sell Shares	[__]

Dividends, Distributions and Taxes	[__]

Distribution	[__]

Net Asset Value	[__]

Fund Service Providers	[__]

Premium/Discount Information	[__]

Investments by Other Investment Companies	[__]

Financial Highlights	[__]

INVESTMENT OBJECTIVE

The Fund seeks to match the returns of the [TBD EM] Price Index, up to a specified upside cap (prior to taking into account management fees and other fees and expenses) while providing a buffer against the first 20% of [TBD EM] Price Index losses, for the currently effective Outcome Period from April 1 to March 31.  The cap and buffer will be reduced after taking into account management fees and other fees and expenses.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[___]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	[___]%
Total Annual Fund Operating Expenses	[___]%
1 Other expenses are estimated for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$[___]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.  Because the Fund has not yet commenced investment operations, no portfolio turnover information is available at this time.

PRINCIPAL INVESTMENT STRATEGIES

General Strategy Description.  Under normal market conditions, the Fund invests at least 80% of its net assets in instruments that create exposure to emerging markets equity securities. Specifically, the Fund intends to invest substantially all of its assets in FLexible EXchange Options (“FLEX Options”) that reference the [TBD EM] Price Return Index (“[TBD EM] Price Index”).  FLEX Options are customized equity or index options contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates.  The reference index for the Fund’s FLEX Options is the [TBD EM] Price Index, an index designed to measure equity market performance in the global emerging markets. The [TBD EM] Price Index may include large- and mid-capitalization companies.

The Fund uses FLEX Options to employ an outcome-based strategy which seeks to match the performance of the [TBD EM] Price Index, subject to a buffer and cap. The Fund seeks to buffer against the first 20% of losses, and is subject to a cap of [ ]% (before fees and expenses). The cap would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, based on the performance of the [TBD EM] Price Index over a one-year period (the “Outcome Period”). For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. In general, the target outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•
If the [TBD EM] Price Index appreciates over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide upside participation that is intended to match that of the [TBD EM] Price Index, up to a cap that is determined at the start of the Outcome Period. The cap for the initial Outcome Period is [ ]% before fees and expenses. The cap is reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.

•
If the [TBD EM] Price Index decreases over the Outcome Period, the combination of FLEX Options held by the Fund is designed to provide a payoff at expiration that is intended to compensate for losses experienced by the [TBD EM] Price Index (if any), in an amount not expected to exceed 20% before fees and expenses.

•	If the [TBD EM] Price Index has decreased in value by more than 20% over the Outcome Period, the Fund is expected to experience all subsequent losses on a one-to-one basis.
•
An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.

Outcome Period
The investment objective of the Fund, which includes a buffer and cap as discussed below, is based upon the performance of the [TBD EM] Price Index over the period of April 1 through March 31.  This period is referred to as the “Outcome Period.” Following the initial Outcome Period of April 1, 2020 through March 31, 2021, each subsequent Outcome Period will be a one-year period from April 1 to March 31.  The Fund resets each Outcome Period by investing in a new set of FLEX Options that will provide a new cap for the new Outcome Period.  This means that the cap is expected to change for each Outcome Period and is based upon prevailing market conditions at the beginning of each Outcome Period.  The cap and buffer, and the Fund’s position relative to each, should be considered before investing in the Fund.  The Fund will be indefinitely offered with a new Outcome Period beginning following the conclusion of each Outcome Period; the Fund is not intended to terminate after the initial or any subsequent Outcome Period.

An investor that purchases Fund Shares other than at the beginning of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the investment objective sought by the Fund for that Outcome Period.  Both the cap and buffer are fixed levels that are calculated in relation to the [TBD EM] Price Index price and the Fund’s net asset value (“NAV”) at the beginning of an Outcome Period.  While the cap and buffer reference the performance of the [TBD EM] Price Index over the Outcome Period, the Fund expects its NAV to experience similar general price movement over the Outcome Period as the [TBD EM] Price Index, but not always. Because the [TBD EM] Price Index price and the Fund’s NAV will change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period.  This is because the cap and buffer for the Outcome Period are fixed levels that remain constant throughout the Outcome Period, and an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund’s NAV at the start of the Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value from its value at the beginning of the Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Fund’s value. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its value at the beginning of the Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Fund’s value. See “Buffer and Cap” below for additional information.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index.  The strategy is designed to realize the outcomes only on the final day of the Outcome Period. To achieve the target outcomes sought by the Fund for an Outcome Period, an investor must hold Fund Shares for that entire Outcome Period.

Buffer and Cap
The outcomes sought by the Fund’s buffer and cap are based upon the Fund’s NAV at the beginning of the Outcome Period. FLEX Options are entered into at or near the beginning of the Outcome Period and expire at or near the end of the Outcome Period. Each FLEX Option’s value is ultimately derived from the performance of the [TBD EM] Price Index during that time. Because the terms of the FLEX Options do not change throughout the Outcome Period, the cap and buffer both relate to the Fund’s NAV at the beginning of the Outcome Period.

The Fund seeks to provide a buffer on the first 20% loss of the [TBD EM] Price Index over each Outcome Period. After the [TBD EM] Price Index has decreased in value by more than 20%, the Fund is expected to experience subsequent losses on a one-to-one basis (i.e., if the [TBD EM] Price Index loses 30%, the Fund loses approximately 10%). The buffer is calculated before taking into account the fees and expenses charged to shareholders.

If an investor purchases Fund Shares during an Outcome Period at a time when the Fund has decreased in value by 20% or more from the value of the Fund’s NAV at the beginning of the Outcome Period (the “Outcome NAV”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). However, that investor’s potential gain will be larger than the Fund’s cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the beginning of the Outcome Period through the date the investor purchased their Fund Shares, plus any additional gains between the Outcome NAV and the cap. The cap and buffer relative to the Outcome NAV will not change over the Outcome Period. Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from its Outcome NAV for an Outcome Period, then a shareholder may experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to its Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 80% for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Fund Shares after the beginning of an Outcome Period may lose their entire investment. Additionally, despite the intended buffer, a shareholder who purchases Shares at the beginning of the Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The returns of the Fund are subject to a cap of [ ]% before fees and expenses. The cap is reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee for the Outcome Period. The Fund is subject to an upside return cap that represents the anticipated maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period (before fees and expenses). In the event the [TBD EM] Price Index experiences gains over an Outcome Period, the Fund seeks to provide investment returns that match the percentage increase of the [TBD EM] Price Index, but any percentage gains over the cap will not be experienced by the Fund. This means that if the [TBD EM] Price Index experiences gains for an Outcome Period in excess of the cap for that Outcome Period, the Fund is not expected to benefit from those excess gains. Therefore, regardless of the performance of the [TBD EM] Price Index, the cap is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period.

The cap is set at the beginning of each Outcome Period. The cap is provided prior to taking into account annual Fund management fees of [ ]% of the Fund’s daily net assets, brokerage commissions, trading fees, taxes and any non-routine or extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “non-routine or extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. By way of example, if the cap for an Outcome Period is [ ]%, and the Fund’s annual management fee is [ ]%, the cap would be reduced to [ ]%, and could be lower if the Fund incurs non-routine or extraordinary expenses or other costs and expenses that are not borne by the Adviser under its unitary management fee. The defined cap applicable to an Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, [TBD EM] Price Index volatility and the relationship of puts and calls on the underlying FLEX Options. The cap for the initial Outcome Period of April 1, 2020 to March 31, 2021 is [ ]% (before fees and expenses) and would be reduced to [ ]% after fees and expenses, excluding brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee.

The cap level is a result of the design of the Fund’s principal investment strategy. In order to provide the buffer, the Fund purchases put and call FLEX Options at or near the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio manager will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the [TBD EM] Price Index is approximately equal to the price per unit of shares of the [TBD EM] Price Index. The cap is the strike price of those sold FLEX Options.

The cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Outcome NAV for that Outcome Period to a level near to the cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased their Fund Shares and the Outcome NAV for the Outcome Period before subsequent losses will be protected by the buffer.

Use of FLEX Options
The Adviser has constructed a portfolio principally composed of FLEX Options on the [TBD EM] Price Index that are each set to expire on the last day of the Outcome Period.  The customizable nature of FLEX Options allows the Adviser to select the price at which each FLEX Option will be exercised at its expiration.  This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Adviser selects the strike price for each FLEX Option for the market exposure and buffer, but the strike price for the cap will be based upon prevailing market conditions.  The strike prices are set such that when the FLEX Options are exercised on the final day of the Outcome Period, the outcomes may be obtained, depending on the performance of the [TBD EM] Price Index over the duration of the Outcome Period.

The outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The first layer is designed to produce returns that match those of the [TBD EM] Price Index for the Outcome Period. These returns are subject to the cap, a maximum investment return level, which is discussed below. In seeking to achieve these returns, the Fund will purchase a call option (giving the Fund the right to receive a cash settlement equal to the amount by which the closing price of the [TBD EM] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the right to receive a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD EM] Price Index, times a specified multiple), while simultaneously selling a call option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the closing price of the [TBD EM] Price Index exceeds the strike price of the call option, times a specified multiple) and a put option (giving the Fund the obligation to deliver a cash settlement equal to the amount by which the strike price of the put option exceeds the closing value of the [TBD EM] Price Index, times a specified multiple).  Each of these FLEX Options has a specifically selected strike price.

The second layer is designed to produce the Fund’s objective to provide returns that are buffered by up to 20% if the [TBD EM] Price Index experiences a loss during the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The buffer that the Fund seeks to provide is only operative against the first 20% of [TBD EM] Price Index losses for the Outcome Period.  After the [TBD EM] Price Index has decreased in value by more than 20%, the Fund is expected to experience all subsequent losses on a one-to-one basis. In seeking to achieve the buffer, the Fund both buys and sells a put option.  Both of these FLEX Options have a specifically selected strike price.  The effect created by these two positions is that if the [TBD EM] Price Index has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks the right to receive the amount of its principal investment (if the [TBD EM] Price Index decreased in value by 20% or less) or to experience a loss that is 20% less than the loss experienced by the [TBD EM] Price Index (if the [TBD EM] Price Index decreased in value by more than 20%).

The third layer is designed to establish the cap, or the maximum investment return an investor can expect to achieve if the investor holds Shares for the entirety of the Outcome Period.  To create the cap, the Fund will sell a call option.  This FLEX Option has a specifically selected strike price, which is determined so that the combined net FLEX Options purchase price utilized in the layers discussed above is approximately equal to the Fund’s NAV.  This strike price is designed to produce the cap and will be based upon prevailing market conditions.

Each of the FLEX Options purchased and sold throughout the Outcome Period is anticipated to have the same terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold at or near the beginning of the Outcome Period.   A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

Additionally, as is discussed in further detail below, the value of the Fund’s FLEX Options positions will not increase or decrease at the same rate as the [TBD EM] Price Index, and it is possible they may move in different directions.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD EM] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD EM] Price Index and the remaining time until the FLEX Options expire, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the [TBD EM] Price Index.  While the Adviser generally anticipates that the Fund’s NAV will move in a similar direction, but not always, as the [TBD EM] Price Index (meaning that the Fund’s NAV will increase if the [TBD EM] Price Index experiences gains and that the Fund’s NAV will decrease if the [TBD EM] Price Index experiences losses), the Fund’s NAV may not increase or decrease at the same rate or in the same direction as the [TBD EM] Price Index, and it is possible they may move in different directions.  The degree to which an option’s value correlates with the value of the underlying index is also affected by the expected volatility of the index.  The strategy is designed to realize the outcomes only on the final day of the Outcome Period.

The expiration date for each of the Fund’s FLEX Options is the approximate termination date of the Outcome Period, at which time the Fund will invest in a new set of FLEX Options for the next Outcome Period.

The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the [TBD EM] Price Index in certain illustrative scenarios over the course of the entire Outcome Period. These charts do not take into account payment by the Fund of fees and expenses and do not reflect the impact of taxes . There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period. Additional hypothetical graphical representations of the outcomes are provided in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

General Information on the FLEX Options
In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price. The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

For each Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the [TBD EM] Price Index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.

The FLEX Options that the Fund will hold that reference the [TBD EM] Price Index will give the Fund the right to receive or deliver the cash value of the [TBD EM] Price Index on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. The FLEX Options are listed on the Chicago Board Options Exchange. FLEX Options may be less liquid than more traditional exchange-traded options.

The Fund will generally, under normal conditions, hold FLEX Options for each Outcome Period. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. Each of the FLEX Options purchased and sold throughout the Outcome Period are anticipated to have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold at or near the beginning of the Outcome Period.

In addition, when the Adviser believes that doing so may help the Fund to achieve its investment objective, the Fund may also invest in index futures contracts or exchange-traded funds (“ETFs”) that seek to track the performance of the [TBD EM] Price Index or similar indexes.

The Fund’s website, [__], provides information relating to the outcomes, including the Fund’s position relative to the cap and buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL Risks

The Shares will change in value, and you could lose money by investing in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.  There can be no assurance that the Fund’s investment objective will be achieved.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD EM] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD EM] Price Index and the remaining time until the FLEX Options expire.  The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD EM] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.  Since the [TBD EM] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD EM] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset.  The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD EM] Price Index losses if the [TBD EM] Price Index decreases over the Outcome Period by 20% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD EM] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD EM] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap. The Fund’s strategy seeks to deliver returns that match those of the [TBD EM] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD EM] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD EM] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD EM] Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD EM] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD EM] Price Index.  Since the [TBD EM] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD EM] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset.  Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on or near the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk. A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.   Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD EM] Price Index up to the specified cap if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD EM] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Emerging Markets Risk.   Exposure to companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries.  Investments in emerging market securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues.   Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities.  Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

China Risk. As of [__], the [TBD EM] Price Index had significant exposure to Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.  The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.  Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”).  The Fund may invest a relatively high percentage of its assets in a limited number of issuers.  As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Smaller Companies Risk.   Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Non-U.S. Securities Risk.   Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Currency Risk.  Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of the FLEX Options on the [TBD EM] Price Index in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-

customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk.  The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on NYSE Arca, Inc., the exchange on which the Fund’s Shares are listed and traded (the “Exchange”). The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk. Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV.  The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD EM] Price Index, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures.  However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (as defined in “Purchase and Sale of Shares”), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.

Exchange Traded Funds Risk. The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund meet its investment objective. Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in ETFs that attempt to track a specified index. The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of the ETF’s underlying index.  The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments.  To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions  in order to obtain the cash needed to distribute redemption proceeds.  A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs.  Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship

between the underlying values of the Fund’s portfolio securities and the Fund’s market price.   This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

PERFORMANCE

As of the date of this prospectus, the Fund has not commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at [___] and will provide some indication of the risks of investing in the Fund.

MANAGEMENT

Investment Adviser

Allianz Investment Management LLC (“AIM”, “AllianzIM” or the “Adviser”)

Portfolio Manager

The following person serves as portfolio manager of the Fund.

• Thomas Paustian, CFA, Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC has served as Portfolio Manager for the Fund since [April] 2020.

The portfolio manager is responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception.

PURCHASE AND SALE OF SHARES

The Fund issues and redeems Shares at NAV only with authorized participants (“Authorized Participants”) that have entered into agreements with the Fund’s distributor and only in Creation Units (large blocks of [__] Shares) or multiples thereof (“Creation Unit Aggregations”), in exchange for a basket of cash and/or instruments that the Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on the Exchange and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

TAX INFORMATION

The Fund’s distributions will generally be taxable as ordinary income, returns of capital, capital gains or some combination of the three, unless you are investing through a tax-advantaged arrangement, such as a 401(k) or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from such arrangement.  A sale of Shares may result in capital gain or loss.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), AIM or its affiliates may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the

Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the outcomes subject to a buffer and cap based upon the performance of the [TBD EM] Price Index.  By layering both purchased and written call and put FLEX Options, the Fund seeks to deliver investment returns that match those of the [TBD EM] Price Index for the Outcome Period if the [TBD EM] Price Index experiences gains up to the cap, and buffered losses for the Outcome Period if the [TBD EM] Price Index experiences losses, only over a complete Outcome Period.  Both the cap and the buffer are provided prior to taking into account annual Fund management fees equal to [__]% of the Fund’s daily net assets, transaction fees and any non-routine or extraordinary expenses incurred by the Fund.   Such fees and expenses will reduce the cap. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns or to match the returns of the [TBD EM] Price Index for the Outcome Period up to the cap.

For purposes of the Fund’s 80% policy, the Fund defines emerging markets as those countries represented in the [TBD EM] Price Index. The [TBD EM] Price Index is designed to measure equity market performance in the global emerging markets. The [TBD EM] Price Index may include large- and mid-capitalization companies. The [TBD EM] Price Index provides exposure to companies located in the following emerging market countries: [______].

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).  The options utilized by the Fund are cash-settled, meaning that they give the purchaser of the option the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  FLEX Options are exchange-traded options contracts with uniquely customizable terms.  Each FLEX Option that the Fund enters into references the [TBD EM] Price Index and expires on the last day of the Outcome Period.  The FLEX Options, however, have varying strike prices.  The layering of these FLEX Options with varying strike prices provides the mechanism for producing the Fund’s desired outcome.  The Fund has three main layers of FLEX Options as set forth below.

Layer	Label	Position	Index	Strike	Expiration
1	(a)	Purchased call option	[TBD EM] Price Index	Less than 100%	Final day of Outcome Period (March 31)
	(b)	Sold put option		Less than 100%
	(c)	Purchased put option		Greater than 100%
	(d)	Sold call option		Greater than 100%
2	(e)	Sold put option		Less than 100%
	(f)	Purchased put option		100%
3	(g)	Sold call option		Determined at beginning of Outcome Period

Layer 1	Seeks to Match [TBD EM] Price Index Exposure	The first layer involves buying and selling calls and puts (a), (b), (c), and (d), at pre-determined strikes to provide the desired [TBD EM] Price Index participation.
Layer 2	Downside Buffer	The second layer involves buying and selling puts (e) and (f). Together they produce the downside buffer.
Layer 3	Upside Cap
The final layer involves selling a call (g), which creates the upside cap. The strike price at which (g) is sold is determined so that the combined net options purchase price is approximately equal to the Fund’s NAV, as illustrated in the figure below.

•
The combination of FLEX Options (a)+(b)+(c)+(d) is designed to provide exposure that matches that of the [TBD EM] Price Index.  At the expiration date, these FLEX Options realize a value equal to that of the [TBD EM] Price Index.

•
Taken together, positions (e) and (f) produce the 20% “buffer,” where position (f) is the top end of the buffer and position (e) is the bottom end. The payoff at expiration is intended to compensate for losses experienced by the [TBD EM] Price Index (if any), in an amount not to exceed 20%.

•	The strike level of the FLEX Option in position (g) produces the cap and is chosen so that the combined net FLEX Options purchase price in (a) through (g) is approximately equal to the Fund’s NAV.

•
The combination of positions (a) through (g) creates a maximum growth opportunity equal to the return experienced by the [TBD EM] Price Index at expiration, not to exceed the cap, while providing a 20% buffer from losses.

As described on the cover of this prospectus, in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee the Fund will achieve the outcomes it seeks to provide.  The Fund’s characteristics (i.e., the importance of holding Shares for the entire Outcome Period, the cap and buffer) distinguish it from standard investment products and may make it unsuitable for some investors.  To help decide whether an investment in the Fund is appropriate based upon individual circumstances, please see the section of this prospectus entitled “Investor Suitability.”

The Fund’s investment objective may be changed by the Board without shareholder approval.  Additionally, the Fund may liquidate and terminate at any time without shareholder approval. Shareholders will be given at least 60 days’ advance notice of any change to the Fund’s 80% policy.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions.   Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date).  The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price.  Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.

Traditional Options Contracts and Futures

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Options contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security.  Many options are exchange-traded and are available to investors with set or defined contract terms. Futures are financial contracts obligating the buyer to purchase an asset or the seller to sell an asset and have a predetermined future date and price. The buyer must purchase or the seller must sell the underlying asset at the set price, regardless of the current market price at the expiration date. The Fund may invest in traditional options contracts and futures when the Adviser believes that doing so would help the Fund to meet its investment objective.

Exchange Traded Funds (ETFs)
The Fund may invest in ETFs when the Adviser believes that doing so would help the Fund to meet its investment objective.  Most ETFs are regulated as registered investment companies under the 1940 Act and are classified as either open-end investment companies or unit investment trusts. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded company. The Fund may invest in ETFs that seek to track the performance of the [TBD EM] Price Index or similar indexes.  The goal of such ETFs is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of an underlying index.

Additional Investments

Cash Equivalents and Temporary Investments

Normally, the Fund invests substantially all of its assets to meet its investment objective as described above. The Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a temporary defensive strategy when the portfolio manager believes the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the Statement of Additional Information (“SAI”).

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [website].

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above.

Principal Risks

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.  Additionally, FLEX Options may be less liquid than certain other securities such as standardized options.  In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the [TBD EM] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD EM] Price Index and the remaining time until the FLEX Options expire.  The value of the FLEX Options does not increase or decrease at the same rate as the level of the [TBD EM] Price Index; although they generally move in the same direction, and it is possible they may move in different directions.  Since the [TBD EM] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD EM] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset.  The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against [TBD EM] Price Index losses if the [TBD EM] Price Index decreases over the Outcome Period by 20% or less. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the [TBD EM] Price Index (up to the cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the end of the Outcome Period, the buffer that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the cap. In the event that the [TBD EM] Price Index has gains in excess of the cap for the Outcome Period, the Fund will not participate in those gains beyond the cap. The Fund’s strategy seeks to deliver returns that match those of the [TBD EM] Price Index, but subject to a cap, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into and the Fund has risen in value to a level near to the cap, there may be little or no ability for that investor to experience an investment gain on their Shares.

Upside Participation Risk.  There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increase of the [TBD EM] Price Index over the Outcome Period, up to the maximum return imposed by the cap.  In the event an investor purchases Shares after the date on which the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve.

Correlation Risk.  The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date.  Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods.  Because a component of an option’s value will be affected by, among other things, changes in the value of the [TBD EM] Price Index, changes in interest rates, changes in the actual and implied volatility of the [TBD EM Price Index and the remaining time until the FLEX Options expire, the value of the Fund’s FLEX Options positions is not anticipated to increase or decrease at the same rate as the [TBD EM] Price Index, and it is possible they may move in different directions, and as a result, the Fund’s NAV may not increase or decrease at the same rate as the [TBD EM] Price Index.  Since the [TBD EM] Price Index has the potential to be more volatile than other indices, in the period between the beginning and end of the Outcome Period, it is possible that the degree of non-correlation between the value of the FLEX Options and the value of [TBD EM] Price Index will be higher than if the FLEX Options utilized a less volatile index as their reference asset. Similarly, the components of the option’s value are anticipated to impact the effect of the buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the outcomes will be provided at any point prior to that time.

Cap Change Risk. A new cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Investment Objective Risk.   Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Outcome Period Risk.  The Fund’s investment strategy is designed to deliver returns that match those of the [TBD EM] Price Index if Shares are bought on the day on which the Fund enters into the FLEX Options at or near the beginning of the Outcome Period and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to achieve.

Downside Risk. The Fund’s strategy seeks to provide returns that match those of the [TBD EM] Price Index at the end of an entire Outcome Period (subject to the applicable cap) while limiting, or providing a buffer against, downside losses. Despite the intended buffer, a shareholder could lose their entire investment. In the event an investor purchases Fund Shares after the beginning of an Outcome Period, the buffer the Fund seeks to provide may not be available and the investor may not get the full benefit of the buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including loss of their entire investment.

Counterparty Risk.  Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.  The OCC acts as guarantor and central counterparty with respect to the FLEX Options.  As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations.  In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Derivatives Risk.  The performance of derivative instruments including futures and options contracts depends largely on the performance of an underlying reference instrument, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.
Emerging Markets Risk.  Exposure companies operating in emerging market countries involves additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries.  This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed market countries. Moreover, emerging market countries often have less uniformity in accounting and reporting requirements, unsettled securities laws, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging market countries often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed market countries. In addition, significant delays may occur in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities.  Investing in emerging market countries involves a higher risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. Enforcing legal rights may be made difficult, costly and slow in emerging markets as there may be additional problems enforcing claims against non-U.S. governments.

China Risk. As of [__], the [TBD EM] Price Index had significant exposure to Chinese issuers. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.   The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.  Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code.  The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Smaller Companies Risk. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Non-U.S. Securities Risk.  An investment in securities of non-U.S. companies involves risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency or the adoption of other governmental restrictions might adversely affect an investment in non- U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. The U.S. and non-U.S. markets often rise and fall at different times or by different amounts due to economic or other regional developments particular to a given country or region.

Currency Risk.  Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of the FLEX Options on the [TBD EM] Price Index in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Adviser (employing the fair value procedures adopted by the Board) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options.  The trading in FLEX Options may be less deep and liquid than the market for certain other securities.  FLEX Options may be less liquid than certain non-customized options.  In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete.  In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code, including a requirement that the “issuers” of the Fund’s assets be sufficiently diversified. There is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the issuer of the securities underlying the index. This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law. If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund may reorganize, close or materially change its investment objective and strategies.

The Fund’s investments in offsetting positions with respect to the [TBD EM] Price Index may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund.  Such short-term capital gain is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, Shareholders could have a lower after-tax return from investing in the Fund than investing directly in the [TBD EM] Price Index.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the FLEX Options are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected.  Changes in market conditions and interest rates will not have the same impact on all types of securities.

Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for Shares on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV because the Shares trade on the Exchange at market prices and not at NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV. The Adviser cannot predict whether Shares will trade at a premium or discount to, or at NAV. The Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. In addition, disruptions to creations and redemptions may result in trading prices for Shares of the Fund that differ significantly from its NAV.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Large Shareholder Risk.  Certain shareholders, including an authorized participant, the Adviser or an affiliate of the Adviser, may own a substantial amount of Shares. Additionally, from time to time an authorized participant, a third-party investor, the Adviser, or an affiliate of the Adviser may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale.  Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Fund may be liquidated. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Active Markets Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund.  Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, including errors relating to the administration and calculation of the [TBD EM] Price Index, failed or inadequate processes and technology or systems failures.  The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants).  To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Creation Units, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Risks of Futures Contracts. The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, the Fund’s investments in futures contracts may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities or exit a derivatives position in its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract. The Fund may not be able to properly effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur.
Exchange Traded Funds Risk. Shares of ETFs are traded on a securities exchange similar to shares of a publicly traded operating company and the risks and costs of investing in ETFs are comparable to investing in other publicly traded shares.  The Fund will invest in index-based ETFs that seek to track the performance of a specified index. The goal of an index-based ETF is to seek to provide returns that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk that the ETF’s returns will not correlate to the index is an additional risk to the investors of ETFs. When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Cash Transactions Risk.  The Fund may effectuate creations and redemptions solely or partially for cash, rather than in-kind.  To the extent the Fund engages in full or partial cash creation and redemption transactions, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities or instruments. To the extent the Fund effects redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Under such circumstances, an investment in the Fund may be less tax-efficient than investments in other ETFs.  Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees.  In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Trading Issues Risk.  Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units.  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.  Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listing on the Exchange.

During a “flash crash,” the market prices of the Shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in Shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell Shares at these temporarily low market prices.

The Fund’s Shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Market Maker Risk.  If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares.  Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price.  This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra- day bid-ask spreads for Shares.

Secondary Listings Risk. The Shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts.

The Shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Cyber Security Risk. As the use of technology has become more prevalent, the Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on the Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for the Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause the Fund, the Adviser, the Fund’s distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause the Fund to violate applicable privacy and other laws. The Fund’s service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cyber security breach. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cyber security systems of the issuers of securities in which the Fund invests or of the Fund’s third-party service providers (including the Fund’s transfer agent and custodian).

Investor Suitability

An investment in Shares may be suitable for you if:

•	You fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

•	You are willing to be exposed to the downside performance of the [TBD EM] Price Index beyond the 20% buffer at a rate of 1% for each 1% that the level of the [TBD EM] Price Index drops.

•	You are willing to forgo any dividends paid on the equity securities included in the [TBD EM] Price Index.

•	You are willing to hold Shares for the duration of the Outcome Period or understand the risks of purchasing or selling Shares during the Outcome Period.

•
You believe that the level of the [TBD EM] Price Index will increase over the term of the Outcome Period and you are willing to give up any appreciation of the [TBD EM] Price Index in excess of the cap.

• You understand and accept that your potential return is limited by the cap.

•	You can tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD EM] Price Index.

• You do not seek current income from your investment.

•	You understand and accept the risks associated with the [TBD EM] Price Index, including the risks associated with exposure to companies located in emerging market countries.

•	You understand the cap is expected to rise or fall from one Outcome Period to the next.

• You are willing to assume counterparty risk with the OCC.

An investment in Shares may not be suitable for you if:

•	You do not fully understand the risks inherent in an investment in the Fund, including the risk of loss of your entire investment.

• You seek an investment designed to provide a full return of principal at maturity.

•	You cannot tolerate exposure to the downside performance of the [TBD EM] Price Index beyond the 20% buffer at a rate of 1% for each 1% that the level of the [TBD EM] Price Index drops.

•	You prefer to receive the dividends paid on the equity securities included in the [TBD EM] Price Index.

•	You are unable to accept the risks of holding the Shares for the duration of the Outcome Period or do not understand the risks of purchasing or selling Shares during the Outcome Period.

•
You seek an investment that participates in the full appreciation of the [TBD EM] Price Index or that has unlimited return potential, or you are unwilling to invest in Shares based on the cap specified on the cover page hereof.

•	You cannot tolerate fluctuations in the value of the Shares prior to the end of the Outcome Period that may be similar to or exceed the downside fluctuations in the level of the [TBD EM] Price Index.

• You seek current income from your investment.

•	You do not understand or accept the risks associated with the [TBD EM] Price Index, including the risks associated with exposure to companies located in emerging market countries.

•	You do not understand that the cap is expected to rise or fall from one Outcome Period to the next.

• You are unwilling to assume counterparty risk with the OCC.

Management of the Fund

The Fund is a series of AIM ETF Products Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Delaware statutory trust.   The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, serves as the Fund’s investment adviser.  In its capacity as investment adviser, AIM has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Manager

Thomas Paustian serves as the Fund’s portfolio manager.

•
Thomas Paustian, CFA, is a Hedge Portfolio Manager and Vice President at Allianz Investment Management LLC. Mr. Paustian has served as Portfolio Manager for the Fund since [April] 2020. Mr. Paustian also services as Hedge Portfolio Manager on other institutional strategies since 2014 and as a lead Portfolio Manager since 2016. Mr. Paustian joined Allianz Life Insurance Company of North America, parent of the Adviser, in April of 2009. Mr.  Paustian has 15 years of experience in derivative markets and market risk management primarily focused on interest rate, credit, and equity derivatives.

For additional information concerning AIM, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Shares may also be found in the SAI.

MANAGEMENT FEE

Pursuant to an investment advisory agreement between AIM and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay a unitary management fee to AIM in an amount equal to the annual rate of [___]% of its average daily net assets.  This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate AIM for the services it provides to the Fund.  Under the Investment Management Agreement, AIM pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s management fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement will be available in the Fund’s first annual or semi-annual report to shareholders.

Manager of Managers Structure.  The Board has authorized the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace both affiliated and unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers on behalf of the Fund, each subject to Board approval but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring. The Manager of Managers Structure provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in SEC exemptive relief and no-action letter guidance issued by the SEC staff. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The

Adviser will also, subject to the review and oversight of the Board: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment objective, policies and restrictions. Subject to review and oversight by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.

Exclusion of Adviser from Commodity Pool Operator Definition.  With respect to the Fund, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s SAI. Because the Adviser and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment objective, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

How to Buy and Sell Shares

The Fund will issue or redeems its Shares at NAV per Share only in Creation Units. Most investors will buy and sell Shares in secondary market transactions through brokers.  Shares will be listed for trading on the secondary market on the Exchange.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  Share prices are reported in dollars and cents per Share.  There is no minimum investment.   When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, an investor may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized Participants may acquire Shares directly from the Fund, and Authorized Participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.

BOOK ENTRY

Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares.  Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

SHARE TRADING PRICES

The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Information regarding the intraday value of Shares, also known as the “indicative intraday value” (“IIV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Shares are listed or by market data vendors or other information providers. The IIV is based on the current market value of the investments and/or cash contained in the portfolio at the beginning of the trading day. The IIV does not necessarily reflect the best possible valuation of the current portfolio of investments held by the Fund, and may not be calculated in the same manner as the NAV. Therefore, the IIV should not be viewed as a “real-time” update of the Fund’s NAV, which is computed only once a day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio instruments held by the Fund. The Fund is not involved in, or responsible for, the calculation or dissemination of the IIV and makes no representation or warranty as to its accuracy.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

Shares may be purchased and redeemed directly from the Fund only in Creation Units by Authorized Participants that have entered into agreements with the Fund’s distributor.  The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly.  Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares. Cash purchases and/or redemptions of Creation Units, however, can result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by Authorized Participants increases.  However, direct trading by Authorized Participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades.  In addition, the Fund reserves the right to not accept orders from Authorized Participants that AIM has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund.  For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.  The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

At the time you purchase your Fund Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

The Fund intends to elect and qualify as a “regulated investment company” under the Code. If the Fund qualifies as a regulated investment company and distributes its income as required under the Code, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed.  The tax information in this prospectus is provided as general information.  You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

• Your Fund makes distributions,

• You sell your Shares listed on the Exchange, and

• You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into.  Therefore, there is a risk that the Fund will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. The Fund intends to treat FLEX Options referencing an index as “issued” by the securities underlying the index.  This, in turn, would allow the Fund to count the FLEX Options as automatically diversified investments under the Code’s diversification requirements. This position is consistent with informal guidance from the IRS but has not be confirmed by published guidance or case law.  If the FLEX Options are not treated as issued by the issuer of the securities underlying the index for diversification test purposes, there is a risk that the Fund could lose its RIC status.

Fund Distributions

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, return of capital, capital gains, or some combination of the three. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of the income dividends reported by the Fund may be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Sale of Fund Shares

A sale of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Tax Treatment of Fund Shareholders

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Fund distributions and gains from the sale of your Fund Shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, interest-related dividends and short-term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. department of the Treasury of U.S.-owned foreign investment accounts.  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). Information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the appropriate certifications or other documentation concerning its status under FATCA.

Withholding

By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid.

Treatment of the Options

The Fund’s investments in offsetting positions with respect to the [TBD EM] Price Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non- liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The FLEX Options included in the Fund’s portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to have taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If the Options are subject to Section 1256 of the Code and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation.  On the other hand, positions that are subject to the Section 1256 mark-to-market rules statutorily produce gain or loss that is 60% long- term capital gain and 40% short-term capital gain. In addition, offsetting positions that are both subject to Section 1256 are not subject to the straddle rules discussed above. Thus, positions subject to Section 1256 may force the Fund to make increased distributions, but also increase the amount of long-term capital gain recognized as compared to positions subject to the straddle rules.

Taxes and Purchases and Redemptions of Creation Units

To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund.  It is not a substitute for personal tax advice.  You also may be subject to state and local tax on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Distribution

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Distribution and Service (12b-1) Fees

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year, to those who sell and distribute Fund shares and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time.

Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Net Asset Value

The Fund’s NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

The securities (other than short-term debt securities) held by the Fund are generally valued at current market prices. If market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board.

Options purchased and held by the Fund generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in good faith by or at the direction of the Board.

The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Board or its designees instead of being determined by the market.

Fund Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the administrator, transfer agent and custodian for the Trust.

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as legal counsel to the Trust.

[__], [address], serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

The market prices of the Shares generally will fluctuate in accordance with changes in NAV, as well as the relative supply of and demand for Shares on the Exchange.  AIM cannot predict whether the Shares will trade below, at or above their NAV.

Information regarding how often the Shares traded on the Exchange at a price above (at a premium) or below (at a discount) the NAV of the Fund during the past four calendar quarters, when available, will be found at [website].

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares.  Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in recent SEC exemptive orders granted to ETFs, including that such investment companies enter into an agreement with the Trust on behalf of the Fund prior to exceeding the limits imposed by Section 12(d)(1).

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information therefore is not available.

AllianzIM Emerging Markets Buffer20 Apr ETF

For more detailed information on the Fund, several additional sources of information are available to you.  The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments will be available in the annual and semi-annual reports to shareholders.  Once available, in the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year.  The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at [___], on the Fund’s website at [___] or through your financial advisor.  Shareholders may call the toll-free number above with any inquiries.

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

Allianz Investment Management LLC 5701 Golden Hills Drive Minneapolis, MN 55416 [phone] [website]	1940 Act File #: 811-23504

Subject to Completion – Preliminary Statement of Additional Information

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

AIM ETF PRODUCTS TRUST
AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: [___])
AllianzIM U.S. Large Cap Buffer15 Apr ETF (Ticker: [___])
AllianzIM U.S. Large Cap Buffer25 Apr ETF (Ticker: [___])
AllianzIM International Buffer15 Apr ETF (Ticker: [___])
AllianzIM Emerging Markets Buffer20 Apr ETF (Ticker: [___])
Statement of Additional Information
[___], 2020

5701 Golden Hills Drive
Minneapolis, MN 55416
[website]

This Statement of Additional Information (“SAI”) describes shares of the AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer15 Apr ETF, AllianzIM U.S. Large Cap Buffer25 Apr ETF, AllianzIM International Buffer15 Apr ETF and AllianzIM Emerging Markets Buffer20 Apr ETF (each, a “Fund” and collectively, the “Funds”), each a series of AIM ETF Products Trust (the “Trust”).  The Funds’ investment adviser is Allianz Investment Management LLC (“AIM”, “Allianz”, “AllianzIM” or the “Adviser”).  The Fund’s distributor is Foreside Fund Services, LLC (the “Distributor”).

This SAI supplements the information contained in each Fund’s Prospectus, dated [___], 2020, as it may be amended from time to time. This SAI should be read in conjunction with a Fund’s Prospectus.  This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses.  A copy of the most recent annual report, semi-annual report or the Prospectus for a Fund may be obtained, without charge, by writing AllianzIM at the address listed above or by calling [___].

	Page		Page
General Information	[_]	Trading and Brokerage	[_]
Exchange Listing and Trading	[_]	Capital Structure	[_]
Investment Restrictions and Policies	[_]	Creation and Redemption of Creation Unit Aggregations	[_]
Investment Strategies and Risks	[_]	Determining Offering Price and Net Asset Value	[_]

Disclosure of Portfolio Holdings Information	[_]	Distributions and Taxes	[_]
Management of the Trust	[_]	Performance Information	[_]
Investment Adviser and Other Service Providers	[_]	Proxy Voting Guidelines	A-1
Portfolio Managers	[_]

GENERAL INFORMATION

The Trust is a Delaware statutory trust organized on December 17, 2019.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers shares of five separate series, representing separate portfolios of investments.  Each Fund is a non-diversified series of the Trust.

Each Fund offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”).  Each Fund may issue and redeem Creation Units of its shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds are listed and trade on NYSE Arca, Inc. (the “Exchange” or “NYSE Arca”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below a Fund’s NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Portfolio Holdings Information section of this SAI), and, generally, in exchange for a cash amount.  Creation Units typically are a specified number of shares, generally [___] or multiples thereof.  In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Each Fund is a separate series of the Trust, and each Share of a Fund represents an equal proportionate interest in the Fund.  All consideration received by the Trust for a Fund’s Shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of the Funds will continue to be met.  The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares, or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.  The Exchange will remove the Shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.  Negotiated commission rates only apply to investors who will buy and sell Shares of a Fund in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective

There can be no assurance that a Fund will achieve its objective.  Each Fund’s investment objective and policies, and its associated risks, are discussed below and in the Fund’s Prospectus, which should be read carefully before an investment is made.  All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval.  Additional information about the Funds and their policies is provided below.

Fundamental Investment Restrictions

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund.  All other investment policies or practices of the Funds are considered by the Trust to be non-fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of the Fund.

Each Fund shall not:

(1)	Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)	Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)
Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(4)
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or  selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)	Purchase or sell commodities except to the extent permitted by the 1940 Act or any rules,

exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(6)	Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(7)
Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Notations Regarding the Funds’ Fundamental Investment Restrictions

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes.  (A Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions.  In accordance with SEC staff guidance and interpretations, when a Fund engages in such transactions, the Fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (1) above will be interpreted to permit a Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

Unless otherwise indicated, all limitations under a Fund’s fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Names Rule Policies

Each Fund other than AllianzIM International Buffer15 Apr ETF is subject to an 80%

investment policy as shown below, each of which is considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.  Shareholders will be given at least 60 days’ advance notice of any change to a Fund’s 80% policy. Net assets for purposes of an 80% policy include the amount of any borrowings for investment purposes.

AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer15 Apr ETF and AllianzIM U.S. Large Cap Buffer25 Apr ETF:

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments that create exposure to U.S. large cap equity securities.

AllianzIM Emerging Markets Buffer20 Apr ETF:

Under normal market conditions, the Fund invests at least 80% of its net assets in instruments that create exposure to emerging markets equity securities.

Portfolio Turnover

Each Fund may have a portfolio turnover rate in excess of 100%.  Portfolio trading will be undertaken principally to accomplish a Fund’s investment objective.  Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986 (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective.  Therefore, a Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from purchases and redemptions of Shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

INVESTMENT STRATEGIES AND RISKS

The following information relates to and supplements the description of the Funds’ investment strategies and risks that are contained in the Prospectus and includes descriptions of permitted investments and investment practices as well as associated risk factors.

Types of Investments

Flexible Exchange® Options.  Under normal market conditions, each Fund will invest substantially all of its assets in FLexible Exchange Options (“FLEX Options”) on an underlying index. Each Fund’s portfolio includes several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option’s expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style options versus American style options, which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. Each Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options are expected to be fully covered and no additional collateral is expected to be necessary during the life of a Fund. Each Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

Certain Considerations Regarding Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result insignificantly higher transaction costs and portfolio turnover for a Fund.

Options on Indices.  The FLEX Options in which each Fund invests will be options on an index specified in the Fund’s Prospectus.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.

Each of the options exchanges can establish limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under such limitations, option positions of all investment companies advised by AIM may be combined for purposes of these limits, and an exchange may order the liquidation of positions or may impose other sanctions or restrictions.  Currently, the relevant national securities exchanges have no position limits for the instruments in which the Funds expect to invest.

Puts and calls on indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

The value of an option, in general, will reflect, among other things, the current market value of the underlying investment (in the case of each Fund, its respective index identified in the Fund’s prospectus), the time remaining until expiration (end of the Outcome Period), the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.

Cash Equivalents and Temporary Investments.  Normally, each Fund invests substantially all of its assets to meet its investment objective. Each Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or each may hold cash. The percentage of a Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, a Fund may depart from its principal investment strategies and invest part or all of its assets in these securities, or it may hold cash. During such periods, a Fund may not be able to achieve its investment objective. Each Fund may adopt a temporary defensive strategy when the portfolio manager believes the investments in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances.

Other Investment Companies. Each Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to unaffiliated funds in which the Funds may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. Each Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits a Fund’s investments to exceed such limits in unaffiliated underlying funds. To the extent that a Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

To the extent a Fund has knowledge that its shares are purchased by another investment company in reliance on the provisions of paragraph (G) of Section 12(d)(1) of the 1940 Act, the Fund will not acquire shares of other affiliated or unaffiliated open-end funds or unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

Exchange-Traded Funds.  The Funds may invest in ETFs. Most ETFs are regulated as registered investment companies under the 1940 Act. The ETFs in which the Fund may invest acquire and hold securities of all of the companies or other issuers, or a representative sampling of companies or other issuers, that are components of a particular index. Such ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETF shares may be purchased and sold in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. The shares of an ETF may also be assembled in a block (typically 50,000 shares) known as a Creation Unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a Creation Unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.

ETF shares, as opposed to Creation Units, are generally purchased and sold in a secondary market on a securities exchange. ETF shares can be traded in lots of any size, at any time during the trading day. Although the Funds, like most other investors in ETFs, intend to purchase and sell ETF shares primarily in the secondary trading market, the Funds may redeem Creation Units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase Creation Units, if the Adviser believes it is in a Fund’s best interest to do so.

An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has similar risks as investing in other publicly traded shares. In addition, because of the ability of Authorized Participants to arbitrage price differences by purchasing or redeeming Creation Units, the difference between the market value and the NAV of ETF shares is expected in most cases to be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Futures Contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument (or delivery of a cash settlement price, in the case of index futures), at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

Each Fund may invest in index futures contracts as described in the Fund’s Prospectus.  An index futures contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the date specified in the contract and the price agreed upon in the futures contract; no physical delivery of securities comprising the index is made.  In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, index futures contracts require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Adviser and custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Exclusion of Adviser from Commodity Pool Operator Definition. With respect to the Funds, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Funds, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC. The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on their investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Because the Adviser and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Funds, their investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the Adviser relies requires the Funds to meet one of the following tests for their commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish a Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Funds may not be marketed as commodity pools or otherwise as vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a CPO, and the Adviser would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Funds, the Funds may incur additional compliance and other expenses.

Developing Government Regulation of Derivatives. The regulation of derivatives is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into derivative transactions. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and cost of doing business.

Illiquid and Restricted Investments.  Generally, an “illiquid security” or “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (OTC) markets.

The risk to a Fund in holding illiquid investments is that they may be more difficult to sell if the Fund wants to dispose of the investment in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for a Fund to realize an investment's fair value.

A Fund may also be unable to achieve its investment objective due to overall limitations on its ability to invest in illiquid investments and the difficulty in purchasing such investments.

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. If illiquid investments exceed 15% of a Fund’s net assets, the Fund will take steps to reduce its holdings of illiquid investments to or below 15% of its net assets within a reasonable period of time, and will notify the Board and make the required filings with the SEC in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the net asset value of a Fund to decline.

Borrowing and Leverage.  Each Fund may borrow money to the extent permitted by the 1940 Act.  If a Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings.  Any such borrowings are intended to be temporary.  However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time.  As prescribed by the 1940 Act, a Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing.  In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Types of Risks

The following risk disclosure supplements the discussion of each Fund’s investment risks that appears in its Prospectus.

An investment in a Fund should be made with an understanding of the risks that an investment in the Fund’s shares entails, including the risk that the general condition of the securities market may worsen and the value of the equity securities and therefore the value of the Fund may decline. The Funds may not be appropriate investments for those who are unable or unwilling to assume the risks involved generally with such an investment.

Derivatives Risk.  The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when a Fund invests in certain derivative securities, including, but not limited to, options and futures contracts, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the NAV of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of Adviser’s derivatives strategies will depend on its ability to assess the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price.

Listing Standards Risk.  Each Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel a Fund to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit a Fund’s profit or require the Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

Cyber Security Risk. As the use of technology has become more prevalent, a Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial impact on a Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for a Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions.  Cyber security incidents could cause a Fund, the Adviser, Distributor or other service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. They may also cause a Fund to violate applicable privacy and other laws. The Funds’ service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cybersecurity breach. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cyber security systems of the issuers of securities in which the Funds invest or of the Funds’ third-party service providers (including the Funds’ transfer agent and custodian).

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Business Day, Fund portfolio holdings information will be provided to the Distributor for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares of a Fund in the secondary market.  Daily access to information concerning a Fund’s portfolio holdings also is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants and (ii) to other personnel of the Adviser, Administrator and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund’s current registration statement.

From time to time, information concerning Fund portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one Business Day following the date of the information.  Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Pursuant to SEC Rule 6c-11, each Fund is required to disclose on its website each business day before the opening of regular trading on the Fund’s primary listing exchange the portfolio holdings that will form the basis for the Fund’s next calculation of NAV per share. Consistent with current law, each Fund also releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.  The Funds will provide such information to shareholders as required by federal securities laws and regulations thereunder.  A Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly available website or other means that make the information available to all likely interested parties contemporaneously.

MANAGEMENT OF THE TRUST

Trustees and Officers

Overall responsibility for management of the Trust rests with its Board.  In addition to serving on the Board of the Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust and the Allianz Variable Insurance Products Fund of Funds Trust (together, the “VIP Trusts”).  The Trust and the VIP Trusts together are referred to herein as the “AllianzIM Fund Complex.” The Trustees elect the officers of the Trust to supervise its day‑to‑day operations. Subject to the provisions of the Declaration of Trust, the Board manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Chair of the Board is Brian Muench who is an “interested person” of the Trust, as defined under the 1940 Act, by virtue of his employment with the Adviser. The Trust has a Lead Independent (non-“interested”) Trustee, who is Peggy Ettestad. The Lead Independent Trustee was established to enable the independent members of the Board to have a single point of contact with Fund management and the Adviser, to coordinate the independent trustees' control and influence over fund governance. The Lead Independent Trustee is a member of the Board, who plays an active role in setting agendas, facilitating discussions, and serving as an interface between the Board and Fund management. The Lead Independent Trustee's responsibilities include (i) serving as leader of the independent trustees (keeping members focused on the objectives at hand, helping to shape meeting agendas, leading discussions, serving as spokesperson for the independent trustees, overseeing the quality, quantity, and timeliness of information received from Fund management, and seeking to improve the governance process); (ii) communicating regularly with other members of the Board and with the Chair; and (iii) conducting evaluations of the members of the Board. The independent trustees believe that they have adequate control and influence over the governance of the Board and the Trust.

The Board presently is composed of seven members, six of whom are independent. As described further below, each of the independent trustees is sophisticated and experienced in business matters. Each has prior senior management or board experience. Many of the independent trustees have significant prior experience in the financial services industry. Five of the independent trustees have served on the Board of the VIP Trusts for over ten years.

As reflected below, the chairs and membership of the Audit, Investment and Nominating and Corporate Governance Committees are composed entirely of independent trustees. Through these committees, the independent trustees have direct oversight of accounting, auditing and financial matters affecting the Trust, the evaluation and supervision of the Adviser and the selection and nomination of candidates to the Board.

The independent trustees, through the Lead Independent Trustee, regularly communicate with Brian Muench, President and Chair of the Trust, regarding matters of interest or concern to them, and the independent trustees, through the Lead Independent Trustee, participate in developing agenda items for Board meetings. The Board meets in person approximately four times each year and by telephone at other times. At each in-person meeting, the Board holds one or more executive sessions at which the independent trustees are free to discuss any matter of interest or concern to them and obtain information directly from officers, employees and other agents of the Trust.

The Board is actively involved in the risk oversight of the Trust. The Board, as a whole and through its Audit and Investment committees, supervises the Trust’s accounting and audit functions, as well as other financial matters affecting the Trust, and evaluates and supervises the Adviser. The Board regularly receives detailed reports from, and has opportunity to question representatives of, the Trust’s Chief Compliance Officer, the Trust’s independent audit firm, and the Trust’s administrator. The Chief Compliance Officer’s reports include a quarterly risk assessment outlining all identified compliance risks, all identified exceptions and their resolution. The Board has established certain standing committees to assist in the oversight of the Trust.

The Audit Committee is made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Ms. Leonardi and Mr. Lewis.  Ms. Fagely serves as chair of the Audit Committee.  The functions of the Audit Committee include advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.

The Investment Committee is made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Ms. Leonardi and Mr. Lewis. Mr. Burnim and Mr. Forde serve as co-chairs of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Adviser and the various investment portfolios of the Trust.

The Nominating and Corporate Governance Committee is made up of Mr. Burnim, Ms. Ettestad, Ms. Fagely, Mr. Forde, Ms. Leonardi and Mr. Lewis.  Mr. Lewis serves as chair of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee advises the Board with respect to the selection and nomination of candidates for election to the Board.

There are currently seven Trustees, one of whom is an “interested person” of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, years of birth, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held during the past five years are as follows:

Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AllianzIM Fund Complex	Other Directorships Held Outside the AllianzIM Fund Complex During Past 5 Years
NON-INTERESTED TRUSTEES(1)
Peter R. Burnim (1947) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since [_____] 2020	Consultant/Chair, various companies: Chair, Emrys Analytics and subsidiaries, July 2015 to present; Chair, Argus Investment Strategies Fund Ltd., February 2013 to 2017; Managing Director, iQ Venture Advisors, LLC, 2005 to present; Chair, Northstar Group Holdings Ltd. Bermuda, 2011 to present; Chair Sterling Bank & Trust (Bahamas) Ltd., 2016 to present, and Expert Witness, Massachusetts Department of Revenue, 2011 to 2016.	38
Argus Group Holdings and Subsidiaries; Northstar Group Holdings; Sterling Trust (Cayman) Ltd.; Sterling Bank & Trust Limited (Bahamas); Emrys Analytics; EGB Insurance. Sterling National Bank Advisory Board, Stellar Energy Foundation

Peggy L. Ettestad (1957) 5701 Golden Hills Drive Minneapolis, MN 55416	Lead Independent Trustee	Since [_____] 2020	Managing Director, Red Canoe Management Consulting LLC, 2008 to present	38	Luther College
Tamara Lynn Fagely (1958) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since [_____] 2020	Retired; Chief Operations Officer, Hartford Funds, March 2012 to December 2013	38	Diamond Hill Funds (13 funds)

Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen for the AllianzIM Fund Complex	Other Directorships Held Outside the AllianzIM Fund Complex During Past 5 Years
Richard H. Forde (1953) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since [_____] 2020	Member of the Board and Chair of the Finance and Investment Committee, Connecticut Water Service, Inc., October 2013 to present; Senior Vice President and Chief Investment Officer, CIGNA, 2004 to 2012	38	Connecticut Water Service, Inc.
Claire R. Leonardi (1955) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since [_____] 2020	Chief Executive Officer, Health eSense Inc., 2015 to Present; CEO, Connecticut Innovations, Inc., 2012 to 2015	38	reSet Social Enterprise Investment Fund
Dickson W. Lewis (1948) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee	Since [_____] 2020	Retired; Vice President/General Manager, Yearbooks & Canada-Lifetouch National School Studios, 2006 to 2014	38	None
INTERESTED TRUSTEE(3)
Brian Muench (1970) 5701 Golden Hills Drive Minneapolis, MN 55416	Trustee and President	Since [_____] 2020	President, Allianz Investment Management LLC, November 2010 to present; Vice President, Allianz Life Insurance Company of North America (“Allianz Life”), April 2011 to present	38	None
(1)	Member of the Audit Committee.
(2)	Indefinite.
(3)	Is an “interested person,” as defined by the 1940 Act, due to employment by Allianz.

The following briefly describes specific experiences, qualifications, attributes or skills each trustee brings to his or her service on the Board:

Mr. Burnim – Brings to the Board over 40 years of experience in management and director positions in the financial services industry. Mr. Burnim’s management experience includes over 25 years in various senior management positions for Citibank/Citicorp’s Corporate and Investment banking sectors and approximately ten years as Managing Director or Executive Vice President at various privately owned investment firms. Mr. Burnim also has substantial prior board experience, including service on the boards of The Bank of Bermuda and various hedge funds and insurance companies, as well as various nonprofits. Mr. Burnim offers the Board his considerable knowledge of the securities and insurance industries in which the Trust functions and in Board governance matters.

Ms. Ettestad – Brings to the Board over 20 years of senior management experience, including over ten years of experience in senior management positions specifically at insurance providers and other financial service firms. Ms. Ettestad’s subject matter expertise includes creation and analysis of financial systems and design and implementation of Sarbanes Oxley compliance and control processes, both directly applicable to the Board’s supervision of the Trust’s finance and compliance functions.

Ms. Fagely– Brings to the Board extensive experience with mutual fund management and governance. She has over 20 years of senior management experience with various mutual fund and financial services firms, as well as prior experience serving as a member of the board of trustees and the audit committee chair for the Diamond Hill Funds, a mutual fund complex. This experience is directly applicable to the Board’s supervision of the Trust’s finance, operational and audit functions.

Mr. Forde – Brings to the Board over 30 years of experience in the investment department of CIGNA (and its predecessors), including eight years as Chief Investment Officer and many prior years as senior managing director.  Mr. Forde also has board experience with Connecticut Water Service, Inc. Mr. Forde therefore brings to the Board considerable experience with the securities industry, considerable knowledge of investments, and experience in board governance matters.

Ms. Leonardi – Brings to the Board more than 30 years of senior management experience, including approximately 20 years of experience as senior vice president, managing director or general partner of two private equity fund-of-funds managers and experience launching a new insurance subsidiary of Phoenix Home Life Mutual Insurance Co. Ms. Leonardi has substantial prior board experience, including service on the boards of the University of Connecticut Health Center (14 years), the University of Connecticut (10 years) and the Connecticut Children’s Medical Center (3 years). Ms. Leonardi therefore brings considerable knowledgeable of the securities and insurance industries in which the Trust functions and in Board governance matters.

Mr. Lewis – Brings to the Board over 35 years of management experience at various companies, including nearly 10 years in senior management positions at Fortis Financial Group and IDS Financial Services, Inc. Mr. Lewis brings to the Board of Trustees considerable experience in a variety of business functions, including sales and marketing, strategic planning, new product development and financial management. Mr. Lewis also has significant prior board experience with for profit and nonprofit organizations, including nearly 20 years on the Orono, Minnesota Board of Education. Mr. Lewis therefore also brings considerable knowledgeable of Board governance matters.

Mr. Muench – As President, is responsible for the day-to-day functions of the investment advisor, including management of the investment research process and the investment analytical group. Mr. Muench brings to the Board not only his expertise in investment management, but also his day-to-day working knowledge of the strategic direction of the Trust and the performance of the various funds of the Trust.

The officers of the Trust not named above are:

OFFICERS
Name, Address, and Birth Year	Positions Held with the Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Erik Nelson (1972) 5701 Golden Hills Drive Minneapolis, MN 55416	Secretary	Since [_____] 2020	Chief Legal Officer, Allianz Investment Management LLC, and Senior Counsel, Allianz Life, May 2008 to present.
Monique Labbe [__]	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since [_____] 2020	[_____, Foreside Fund Officer Services, LLC, _____](1)
Chris R. Pheiffer (1968) 5701 Golden Hills Drive Minneapolis, MN 55416	Chief Compliance Officer(2) and Anti-Money Laundering Compliance Officer	Since [_____] 2020	Chief Compliance Officer of the VIP Trusts, February 2014 to present
(1) [Ms. Labbe serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).]

(2) The Adviser and the Trust are parties to a Compliance Services Agreement under which the Adviser provides an employee of the Adviser or one of its affiliates to act as the Trust’s Chief Compliance Officer.

Share Ownership

The following table provides the dollar range of equity securities beneficially owned by the Board members on December 31, 2019.

Trustee	Aggregate Dollar Range of Equity Securities of the Funds	Aggregate Dollar Range of Equity Securities in all Funds Overseen Within AllianzIM Fund Complex
Peter R. Burnim	None	None
Peggy L. Ettestad	None	None
Tamara Lynn Fagely	None	None
Richard H. Forde	None	None
Claire R. Leonardi	None	None
Dickson W. Lewis	None	None

Brian Muench	None	None

Trustee Compensation

The following table sets forth the estimated compensation to be paid to the Trustees for the fiscal year ended [____, 2020].  Trustees who are affiliated with the Funds or the Adviser do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

Trustee	Estimated Compensation from the Funds	Estimated Compensation from the Trust
Peter R. Burnim	[__]	[__]
Peggy L. Ettestad	[__]	[__]
Tamara Lynn Fagely	[__]	[__]
Richard H. Forde	[__]	[__]
Claire R. Leonardi	[__]	[__]
Dickson W. Lewis	[__]	[__]
Brian Muench	None	None

Codes of Ethics

The Trust, Adviser and Foreside Financial Group, LLC (on behalf of Foreside Fund Officer Services, LLC) have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The codes of ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by a Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Funds and has directed Allianz to vote proxies consistent with the Funds’ best interests.  The fundamental guideline followed by the Adviser in voting proxies is to make every effort to confirm that the manner in which shares are voted is in the best interest of clients and the value of the investment. Absent special circumstances of the types described below, it is the policy of Adviser to exercise its proxy voting discretion in accordance with the Proxy Voting Policy and Procedures set forth in Exhibit A.

Information regarding how each Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at [___], by calling [___] or by accessing the SEC’s website at https://www.sec.gov.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser

Allianz Investment Management LLC, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment management services to the Funds pursuant to an Investment Management Agreement with the Trust on behalf of the Fund (each an “ Investment Management Agreement”), subject to the supervision and direction of the Board.  Allianz Investment Management LLC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to an Investment Management Agreement, each Fund pays the Adviser a unitary management fee for managing the Fund’s assets at the annual rate listed below. This unitary management fee is designed to pay the Fund’s ordinary operating expenses and to compensate the Adviser for the services it provides to the Fund.  Under the Investment Management Agreement, AIM pays all of the ordinary operating expenses of the Fund, excluding (i) the Fund’s management fee, (ii) acquired fund fees and expenses, (iii) payments under the Fund’s Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

The fee is equal to the following annual rate of the average daily net assets of each Fund:

AllianzIM U.S. Large Cap Buffer10 Apr ETF [___]%
AllianzIM U.S. Large Cap Buffer15 Apr ETF [___]%
AllianzIM U.S. Large Cap Buffer25 Apr ETF [___]%
AllianzIM International Buffer15 Apr ETF [___]%
AllianzIM Emerging Markets Buffer20 Apr ETF [___]%

The Investment Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder. The Investment Management Agreement also provides that directors, officers or employees of the Adviser may engage in other business, devote time and attention in part to any other business whether of a similar or dissimilar nature, and the Adviser may render investment advisory services to others.

The Investment Management Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by: (1) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding Shares of the Fund; and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or affiliates of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of a Fund’s shareholders, on 60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Distributor

Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, serves as the distributor of Creation Units for the Funds on an agency basis pursuant to a distribution agreement (the “Distribution Agreement”).  Shares will be continuously offered for sale only in Creation Units, as described the Funds prospectuses and this SAI.  The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds.  The Distributor is not affiliated with the Trust, the Adviser or any stock exchange. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”) on behalf of each Fund. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the Shares an attractive investment alternative, which may lead to increased assets, investment opportunities and diversification. No fees are currently paid by any Fund under the Plan, however, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund.

If fees were charged under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually: (1) by the vote of a majority of the Trustees; and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan or in any agreements related thereto

(“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by the Board in the manner described above. The Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding Shares.

Fund Administrator

General Information.  The Administrator and Fund Accountant for the Funds is Brown Brothers Harriman & Co. (“BBH” or the “Administrator”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110.  The Administrator performs these services pursuant to an Administrative and Transfer Agency Agreement.

Administration Agreement.  Pursuant to the Administrative and Transfer Agency Agreement (“Administration Agreement”) with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board, including preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with certain regulatory requirements.

Further pursuant to the Administration Agreement, the Administrator also provides the Funds with accounting services, including daily computation of NAV, maintenance of books and records as required by the 1940 Act; and reconciling account information against records of the Custodian.

For the administrative and fund accounting services rendered to the Funds by the Administrator, the Administrator receives compensation in the form of transaction fees and asset-based fees, plus reimbursement of certain out-of-pocket expenses. Pursuant to the terms of the Investment Management Agreement, AllianzIM is responsible for paying for the services provided by the Administrator.  The Funds do not directly pay the Administrator.

Custodian, Transfer Agent and Dividend Agent

BBH also serves as custodian for each Fund.  The Custodian is entitled to certain fees and is reimbursed for certain out-of-pocket expenses for its services. BBH also acts as the Fund’s transfer and dividend agent.

Principal Financial Officer Agreement

The Trust has entered into an agreement with Foreside Fund Officer Services, LLC, with its principal place of business at Three Canal Plaza, Suite 100, Portland, ME 04101, pursuant to which Foreside Fund Officer Services, LLC provides the Trust with the services of an individual to serve as the Trust’s Principal Financial Officer. Foreside Fund Officer Services, LLC does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

Legal Counsel

Stradley Ronon Stevens and Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103 serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

[___], located at [___], has been selected as the independent registered public accounting firm for the Trust.  As such, they are responsible for auditing the Trust’s annual financial statements.

PORTFOLIO MANAGER

Other Accounts Managed

The following chart lists certain information about types of other accounts for which the portfolio manager is primarily responsible as of [___].

	Registered Investment Companies # of Accounts ($ Assets)	Other Pooled Investment Vehicles # of Accounts ($ Assets)	Other Accounts # of Accounts ($ Assets)
Thomas Paustian	[__]	[__]	[__]

Description of Potential Material Conflicts of Interest

The portfolio manager has day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

•
Actual or apparent conflicts of interest may arise when the portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, a portfolio manager who manages multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•	Time and attention – The management of multiple Funds and/or other accounts may result in the portfolio manager devoting unequal time and attention to the management of each Fund and/or other account.
•
Limited investment opportunities – If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser has adopted procedures for allocating portfolio transactions across multiple accounts.

•	Brokerage allocation – With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as registered investment companies for which the Adviser or an affiliate of the Adviser acts as investment adviser, other pooled investment vehicles that are not registered investment companies, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
•
Pursuit of differing strategies – At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security.  In these cases, the portfolio manager may place separate transactions for one or more funds and/or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

•
Variation in compensation – Finally, the appearance of a conflict of interest may arise where the Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser has implemented policies and procedures to seek to mitigate conflicts of interest. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation

The following section includes portfolio manager compensation information as of December 31, 2019.

The portfolio manager’s cash compensation consists of a fixed, market-based salary and an annual incentive bonus; employees may also be eligible for compensation under a long-term performance incentive plan (known as ALT-PUP). An employee’s salary, and any annual salary increase, is determined based on relevant market considerations and the employee’s individual performance. The amount of any annual incentive bonus is determined based on the overall financial performance relative to business goals of the Adviser and its parent, Allianz Life Insurance Company of North America, and on the employee’s individual performance. Eligibility for compensation under the ALT-PUP is based on the employee’s level in the organization and individual performance. An eligible employee may be awarded ALT-PUP units based on the overall financial performance relative to business goals of the Adviser and its parent, and on the employee’s individual performance. ALT-PUP units are valued and paid out over the three years following the award, with one-third of the award valued and paid each year. The actual value of the ALT-PUP units in any year is based primarily on the overall financial performance relative to business goals of the Adviser and its parent.

Portfolio managers also may be eligible to participate in (i) a 401(k) retirement plan, (ii) a non-qualified employee stock purchase plan, which offers participants the opportunity to invest at a discount in shares of the publicly-traded stock of the Adviser’s ultimate parent, Allianz SE, and (iii) a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Portfolio manager compensation is not based on the value of the assets held in the Funds’ portfolios and is not based directly on the performance of the Funds; the performance of the Funds is a factor in the evaluation of the portfolio managers’ performance, and each portfolio manager’s individual performance is a factor in the determination of cash compensation, as described above.

Investments in the Funds

As of [___], none of the portfolio managers beneficially owned any Shares.

TRADING AND BROKERAGE

[Trading and brokerage guidelines to be provided in a subsequent filing.]

CAPITAL STRUCTURE

The Trust currently has authorized and allocated to each Fund an unlimited number of shares of beneficial interest with no par value.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Funds) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

All Shares of a Fund represent an undivided proportionate interest in the assets of such Fund.  Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional Share standing in the shareholder’s name on the books of the Trust.  However, matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

Book Entry Only System.  The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares.  Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of,

DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of  whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown  on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.  No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of a Fund held by each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of a Fund as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

General

Each Fund issues Shares only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into participation agreements, as described further below. Each Fund may issue and redeem Creation Units of its shares in exchange for a designated basket of Deposit Instruments (including any portion of such investments for which cash may be substituted), together with the deposit of the Cash Component.

Creation

Delivery of Cash.  Creation Units are sold at their net asset value plus a transaction fee, as described below (“Cash Purchase Amount”).  The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business of the Exchange (currently 9:30 a.m., Eastern Time), the Cash Purchase Amount.  Such information is applicable in order to effect creations of Creation Unit Aggregations of the Fund until the next Business Day.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Transfer Agent to create a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an agreement with the Fund, the Distributor and the Administrator with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below).  A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement with the Fund.  All Shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Units must be placed for one or more Creation Unit size aggregations of a specified number of Shares.  All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than [__] p.m., Eastern Time (“Closing Time”), in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form.  The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent as described below (see “Placement of Creation Orders Using Clearing Process” and “Placement of Creation Orders Outside Clearing Process”).  Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor, the Transfer Agent or an Authorized Participant.

Orders to create Creation Units of the Fund shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant.  In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of the Cash Purchase Amount, or the Deposit Instruments, together with the Cash Component.

Placement of Creation Orders Using the Clearing Process.  Creation  orders  made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit through the Fund’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order.  Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Cash Purchase Amount to the Fund, together with such additional information as may be required by the Transfer Agent.  An order to create Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Unit Aggregations so created will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+2”).

Placement of Creation Orders Outside the Clearing Process.  Creation orders made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Fund, the Distributor and the Administrator.  A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of cash directly through DTC.  The cash equal to the Cash Purchase Amount must be transferred directly to the Administrator through the Federal Reserve wire system in a timely manner so as to be received by the Administrator no later than 2:00 p.m., Eastern Time, on the next Business Day immediately following such Transmittal Date.  An order to create Creation Units outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; and (ii) all other procedures with respect to creation orders are properly followed.  If the Administrator does not receive the Cash Purchase Amount by 2:00 p.m. on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.  The delivery of Creation Unit Aggregations so created will occur no later than T+2.

Acceptance of Orders for Creation Units.  The Fund reserves the absolute right to reject a creation order transmitted to it by the Transfer Agent in respect of the Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the acceptance of the Cash Purchase Amount would have certain adverse tax consequences to the Fund; (d) the acceptance of  the Cash Purchase Amount would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or the Adviser, have an adverse effect on the Fund or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Fund, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person.  The Fund, the Administrator, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of the Cash Purchase Amount nor shall either of them incur any liability for the failure to give any such notification.

Creation Transaction Fee.  To compensate the Fund for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a minimum creation transaction fee, assessed per transaction, of [$__ plus __%] of the value of the creation.  The Fund may adjust the fee from time to time.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption

Redemption of Shares in Creation Unit Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Custodian and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.  The redemption proceeds for a Creation Unit Aggregation generally consist of cash in an amount equal to the NAV of Fund Shares next determined  after  a  redemption  request  is  received  (minus  any  redemption  transaction  fees imposed, as specified above) (the “Cash Redemption Amount”), less a redemption transaction fee as noted below (see “Redemption Transaction Fee” below).

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations is deemed received by the Fund on the Transmittal Date if: (i) such order is received by the Custodian not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Fund after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Cash Redemption Amount will be transferred by T+2.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Fund on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the Cash Redemption Amount specified in such order, which delivery must be made through DTC, to the Custodian no later than [__] p.m., Eastern time; and (iii) all other procedures set forth in the Participant  Agreement  are  properly  followed.  After  the  Fund  has  deemed  an  order  for redemption outside the Clearing Process received, it will send an acceptance of the redemption order to the Authorized Participant within 15 minutes of the receipt of the submission received in good  form.  A  redemption  order  is  deemed  to  be  irrevocable  upon  the  delivery  of  the confirmation of acceptance. The Transfer Agent will then initiate procedures to transfer the Redemption  Cash  Component  to  the  Authorized  Participant  on  behalf  of  the  redeeming Beneficial Owner by T+2.

In the event that the number of Shares is insufficient on the contractual settlement date, the Fund may deliver the Cash Redemption Amount notwithstanding such deficiency in reliance on  the undertaking of the  Authorized Participant to deliver the missing  Shares as soon  as possible. This undertaking shall be secured by such the Authorized Participant’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Authorized Participant’s agreement permits the Fund, acting in good faith, to purchase the missing Shares at any time and the Authorized Participant will be subject to liability for any shortfall between the cost to the Fund of purchasing such shares and the value of the collateral, which may be sold by the Fund at such time, and in such manner, as the Fund may determine in its sole discretion.

Redemption Transaction Fee.  To compensate the Fund for transfer and other transaction costs involved in redemption transactions through the Clearing Process, investors will be required to pay a minimum redemption transaction fee, assessed per transaction, of [$___ plus ___%] of the value of the redemption.  The Fund may adjust the fee from time to time.  Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a creation of a Creation Unit may be charged a fee for such services.

Redemption Settlement. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus two Business Days (a Business Day is any day the NYSE is open). The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Fund to effect in-kind creations and redemptions within two Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays.  In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Fund from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund in certain circumstances. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed 15 days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading  hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future.

On days when the Exchange or the bond market closes earlier than normal, the Fund may require orders to redeem Creation Unit Aggregations to be placed earlier in the day.  For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Transfer Agent no later than [__] a.m., Eastern time.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

The NAV of each Fund’s Shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the, generally 4:00 p.m. E.T. (the “NAV Calculation Time”). NAV per Share is calculated by dividing a Fund’s net assets by the number of Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

DISTRIBUTIONS AND TAXES

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds (collectively referred to in this section as the “Fund”).  This section is based on the Code and applicable regulations in effect on the date of this SAI.  Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section.  In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund.  This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Taxation of the Fund

Election to be Taxed as a Regulated Investment Company. The Fund intends to elect and qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●
Distribution Requirement —the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●
Income Requirement —the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options or other derivatives contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●
Asset Diversification Test —the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the

Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (the “IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “– Interest-Related Dividends and Short-Term Capital Gain Dividends” below.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year lookback period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions—Distributions of capital gains” below). A “qualified late year loss” includes:

(i)
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

(ii)
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Code, the Fund would have a basis in Deposit Instruments different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency- related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. See the discussion below under the headings, “–Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his Shares; any excess will be treated as gain from the sale of his Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex- dividend. Similarly, investors must hold their Fund Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91- day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year are invested in foreign securities, the Fund may elect to pass through foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income than it actually distributes. Shareholders then are entitled either to deduct their share of these taxes in computing taxable income, or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. Each Fund reserves the right not to pass through the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the

U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of Fund Shares

Sales of Fund Shares are taxable transactions for federal and state income tax purposes. If you sell your Fund Shares, the IRS requires you to report any gain or loss on your sale. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. To the extent the Fund issues and redeems Creation Units solely or partially for cash, an Authorized Participant generally will recognize neither gain nor loss on the issuance of Creation Units, but may recognize gain or loss on the redemption of Creation Units equal to the difference between the Authorized Participant’s basis in the Creation Units and the cash received by the Authorized Participant as part of the redemption. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

Because the Fund may redeem Creation Units solely or partially in cash, it may recognize more capital gains than it would have if it redeemed Creation Units solely in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a sale of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share sale. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Sales at a Loss Within Six Months of Purchase. Any loss incurred on a sale of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long- term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options and Other Derivatives Transactions. In general, option premiums received by the Fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Gains or losses on Section 1256 Contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any Section 1256 Contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. Transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

 Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

●	provide your correct social security or taxpayer identification number,
●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and
●	certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non- U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund Shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends. In general, capital gain dividends reported by the Fund as paid from its net long-term capital gains, other than long- term capital gains realized on disposition of U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends. Generally, dividends reported by the Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by the Fund as paid from its net short-term capital gains, other than short-term capital gains realized on the disposition of certain U.S. real property interests, are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. Estate Tax. Transfers by gift of Shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate, which permits the decedent’s property to be transferred without federal estate tax liability. The transfer certificate will identify the property (i.e., Fund Shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual that states that the decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer the Fund Shares.

U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on income dividends paid by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”).  After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the United States and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the applicable withholding agent, which will, in turn, report information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax adviser regarding your particular circumstances before making an investment in the Fund.

PERFORMANCE INFORMATION

To obtain the Funds’ most current performance information, please call [___] or visit the Funds’ website at  [___].

From time to time, the Funds’ performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent a Fund’s past performance and should not be considered as representative of future results.  Each Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

FINANCIAL STATEMENTS

[SEED AUDIT FINANCIALS TO BE PROVIDED IN A SUBSEQUENT FILING]

EXHIBIT A

[proxy voting guidelines to be inserted]

AIM ETF PRODUCTS TRUST
File Nos. 811-23504 & 333-_____

PART C
Other Information

Item 28.  Exhibits.

The following exhibits are filed herewith, except as noted:

(a)	Agreement and Declaration of Trust

	(i)	Certificate of Trust dated December 17, 2019

	(ii)	Agreement and Declaration of Trust dated December 17, 2019

(b)	By-laws

	(i)	By-Laws effective as of December 17, 2019

(c)	Instruments Defining Rights of Security Holders

	(i)	Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d) Article VIII, Certain Transactions: Section 4
(e) Article X, Miscellaneous: Section 4

	(ii)	By-Laws

(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports: Section 1, 2 and 3
(c) Article VII, General Matters: Section 3, 4, 6 and 7
(d) Article VIII, Amendments: Section 1

	(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

	(i)	To be filed by amendment.

(e)	Underwriting Contracts

	(i)	Distribution Agreement

To be filed by amendment.

	(ii)	Form of Authorized Participant Agreement

To be filed by amendment.

(f)	Bonus or Profit Sharing Contracts

Not Applicable.

(g)	Custodian Agreements

To be filed by amendment.

(h)	Other Material Contracts

(i) Fund Administration Agreement

To be filed by amendment.

(ii) Fund Accounting Agreement

To be filed by amendment.

(iii) Transfer Agent Agreement

To be filed by amendment.

(i)	Legal Opinion

(i) Opinion and consent of counsel

To be filed by amendment.

(j)	Other Opinions

(i) Consent of Independent Registered Public Accounting Firm

To be filed by amendment.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

(i) To be filed by amendment.

(m)	Rule 12b-1 Plan

(i) Distribution Plan, pursuant to Rule 12b-1

To be filed by amendment.

(n)	Rule 18f-3 Plan

Not Applicable.

(p)	Code of Ethics

(i) Code of Ethics

To be filed by amendment.

(q)	Power of Attorney

	(i)	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, potential party, or non-party witness, or is threatened to be made a party, potential party, or non-party witness to any Proceeding (as defined in the Declaration), or is otherwise involved in a Proceeding, because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

Allianz Investment Management LLC (previously Allianz Life Advisers, LLC) - this information is included in Form ADV filed with the SEC by Allianz Investment Management LLC (Registration No. 801-60167) and is incorporated by reference herein.

Item 32.  Principal Underwriters

[To be completed by amendment]

Item 33.  Location of Accounts and Records

[To be completed by amendment]

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Golden Valley and the State of Minnesota, on the 27th day of December, 2019.

AIM ETF PRODUCTS TRUST
(Registrant)

By:	/s/ Brian Muench
Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Brian Muench
Brian Muench	Trustee, President and Treasurer	December 27, 2019

AIM ETF PRODUCTS TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(a)(i)	Certificate of Trust dated December 17, 2019
EX-99.(a)(ii)	Agreement and Declaration of Trust dated December 17, 2019
EX-99.(b)(i)	By-Laws effective as of December 17, 2019